Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Natixis Funds Trust I
Entity Central Index Key	0000770540
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000167845
Shareholder Report [Line Items]
Fund Name	Mirova Global Megatrends Fund
Class Name	Class A
Trading Symbol	ESGMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Mirova Global Megatrends Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class A	$129	1.20%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 129
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

The Fund continued to focus on investing for the long term, in high-quality companies likely to experience strong growth opportunities associated with the demographic, technological, environmental and governance related transitions expected to transform the world’s economies during the next decade. The Fund delivered strong absolute returns for the full year. Overall, holdings within the Information Technology, Utilities, Financials and Industrials sectors contributed most positively to absolute performance. All sectors that the Fund was exposed to contributed positively to absolute performance.

Top Contributors to Performance

•The Fund’s positions in Nvidia, Iberdrola, Taiwan Semiconductor, Shopify and Microsoft contributed the most to Fund performance.

•Stock selection within the Consumer Discretionary and Utilities sectors contributed positively to relative performance, as did the Fund’s overweight to Information Technology and underweights to Consumer Staples and Consumer Discretionary.

Top Detractors from Performance

•The Fund’s positions in Novo Nordisk, Accenture, Salesforce, Roper Technologies and Symrise detracted the most from Fund performance.

•Stock selection within the Materials, Health Care, Information Technology and Financials sectors detracted the most from relative performance, while the underweight to Communication Services and Financials also detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance,
Line Graph [Table Text Block]
	Class A with load	MSCI World Index (Net)
03/2016	$9,425	$10,000
03/2016	$9,425	$10,000
04/2016	$9,369	$10,158
05/2016	$9,529	$10,215
06/2016	$9,331	$10,101
07/2016	$9,746	$10,528
08/2016	$9,764	$10,536
09/2016	$9,859	$10,592
10/2016	$9,463	$10,387
11/2016	$9,208	$10,537
12/2016	$9,345	$10,789
01/2017	$9,732	$11,049
02/2017	$9,967	$11,356
03/2017	$10,194	$11,477
04/2017	$10,609	$11,647
05/2017	$10,968	$11,893
06/2017	$10,987	$11,939
07/2017	$11,261	$12,224
08/2017	$11,336	$12,242
09/2017	$11,572	$12,516
10/2017	$11,912	$12,753
11/2017	$12,101	$13,029
12/2017	$12,189	$13,205
01/2018	$13,029	$13,903
02/2018	$12,476	$13,327
03/2018	$12,333	$13,036
04/2018	$12,322	$13,186
05/2018	$12,475	$13,269
06/2018	$12,418	$13,262
07/2018	$12,879	$13,677
08/2018	$12,975	$13,846
09/2018	$13,023	$13,923
10/2018	$11,880	$12,901
11/2018	$12,245	$13,047
12/2018	$11,392	$12,055
01/2019	$12,218	$12,993
02/2019	$12,834	$13,384
03/2019	$13,103	$13,560
04/2019	$13,667	$14,040
05/2019	$12,935	$13,230
06/2019	$13,838	$14,102
07/2019	$13,808	$14,172
08/2019	$13,757	$13,882
09/2019	$13,938	$14,177
10/2019	$14,159	$14,538
11/2019	$14,681	$14,943
12/2019	$15,109	$15,391
01/2020	$15,261	$15,297
02/2020	$14,400	$14,004
03/2020	$13,053	$12,151
04/2020	$14,573	$13,478
05/2020	$15,510	$14,129
06/2020	$16,008	$14,503
07/2020	$16,995	$15,197
08/2020	$17,891	$16,212
09/2020	$17,596	$15,653
10/2020	$17,128	$15,173
11/2020	$18,919	$17,113
12/2020	$19,954	$17,838
01/2021	$19,566	$17,661
02/2021	$19,842	$18,114
03/2021	$20,239	$18,716
04/2021	$20,983	$19,587
05/2021	$21,252	$19,869
06/2021	$21,810	$20,166
07/2021	$22,595	$20,527
08/2021	$23,545	$21,038
09/2021	$22,274	$20,164
10/2021	$23,741	$21,306
11/2021	$22,894	$20,839
12/2021	$23,509	$21,730
01/2022	$21,333	$20,580
02/2022	$20,657	$20,060
03/2022	$20,772	$20,610
04/2022	$19,088	$18,898
05/2022	$19,088	$18,912
06/2022	$17,624	$17,274
07/2022	$19,148	$18,646
08/2022	$17,707	$17,866
09/2022	$15,790	$16,205
10/2022	$16,838	$17,369
11/2022	$18,767	$18,577
12/2022	$18,206	$17,788
01/2023	$19,486	$19,047
02/2023	$18,983	$18,589
03/2023	$19,426	$19,163
04/2023	$19,785	$19,499
05/2023	$19,666	$19,304
06/2023	$20,827	$20,472
07/2023	$21,066	$21,159
08/2023	$20,527	$20,654
09/2023	$19,223	$19,763
10/2023	$18,780	$19,190
11/2023	$20,719	$20,989
12/2023	$21,541	$22,019
01/2024	$21,913	$22,283
02/2024	$23,150	$23,228
03/2024	$23,906	$23,975
04/2024	$23,000	$23,084
05/2024	$24,213	$24,115
06/2024	$24,489	$24,605
07/2024	$24,598	$25,039
08/2024	$25,667	$25,701
09/2024	$25,859	$26,172
10/2024	$24,766	$25,652
11/2024	$25,258	$26,830
12/2024	$24,304	$26,130
01/2025	$25,184	$27,052
02/2025	$25,318	$26,858
03/2025	$24,133	$25,662
04/2025	$24,278	$25,890
05/2025	$25,712	$27,423
06/2025	$26,299	$28,606
07/2025	$26,361	$28,974
08/2025	$26,835	$29,730
09/2025	$27,172	$30,686
10/2025	$27,946	$31,300
11/2025	$27,883	$31,389
12/2025	$27,949	$31,642

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 3/31/16
Class A at NAV	15.00%	6.97%	11.79%
Class A with 5.75% MSCFootnote Reference1	8.40%	5.72%	11.11%
MSCI World Index (Net)	21.09%	12.15%	12.49%

Performance Inception Date	Mar. 31, 2016
No Deduction of Taxes [Text Block]	The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.
Previous Investment Adviser [Text Block]
Material Change Date	Dec. 31, 2025
Updated Performance Information Location [Text Block]	visit im.natixis.com/en-us/products/mutual-funds/price-and-performance
AssetsNet	$ 847,396,710
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 7,196,903
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$847,396,710
# of Portfolio Holdings (including overnight repurchase agreements)	52
Portfolio Turnover Rate	21%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$7,196,903

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	14.1%
Commercial Services & Supplies	3.0%
Electrical Equipment	3.5%
Machinery	3.6%
Life Sciences Tools & Services	4.6%
Specialty Retail	4.6%
IT Services	4.8%
Pharmaceuticals	5.0%
Chemicals	5.1%
Electric Utilities	6.3%
Health Care Equipment & Supplies	8.0%
Financial Services	8.3%
Software	11.6%
Semiconductors & Semiconductor Equipment	17.5%
Footnote	Description
Footnote*	Net of other assets less liabilities

Country Weightings

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	5.4%
Germany	3.0%
Spain	4.0%
Netherlands	4.1%
France	4.1%
Taiwan	4.3%
Canada	4.5%
United Kingdom	4.7%
United States	65.9%
Footnote	Description
Footnote*	Net of other assets less liabilities

Largest Holdings [Text Block]

Top Ten Holdings

NVIDIA Corp.	7.2%
Microsoft Corp.	5.8%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4.3%
Mastercard, Inc., Class A	4.2%
Iberdrola SA	4.0%
Shopify, Inc., Class A	3.4%
Eli Lilly & Co.	2.9%
TJX Cos., Inc.	2.8%
Thermo Fisher Scientific, Inc.	2.8%
Ecolab, Inc.	2.7%

Material Fund Change [Text Block]

Material Fund Changes

For the year ended December 31, 2025, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 225-5478 or through your financial intermediary.

Name change: Effective May 1, 2025, the Board of Trustees approved a change in the name of the Fund to Mirova Global Megatrends Fund (formerly Mirova Global Sustainable Equity Fund).

Material Fund Change Name [Text Block]	Name change: Effective May 1, 2025, the Board of Trustees approved a change in the name of the Fund to Mirova Global Megatrends Fund (formerly Mirova Global Sustainable Equity Fund).
Summary of Change Legend [Text Block]

For the year ended December 31, 2025, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 225-5478 or through your financial intermediary.

Updated Prospectus Phone Number	(800) 225-5478
Updated Prospectus Web Address	im.natixis.com/funddocuments
C000167846
Shareholder Report [Line Items]
Fund Name	Mirova Global Megatrends Fund
Class Name	Class C
Trading Symbol	ESGCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Mirova Global Megatrends Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class C	$209	1.95%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 209
Expense Ratio, Percent	1.95%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

The Fund continued to focus on investing for the long term, in high-quality companies likely to experience strong growth opportunities associated with the demographic, technological, environmental and governance related transitions expected to transform the world’s economies during the next decade. The Fund delivered strong absolute returns for the full year. Overall, holdings within the Information Technology, Utilities, Financials and Industrials sectors contributed most positively to absolute performance. All sectors that the Fund was exposed to contributed positively to absolute performance.

Top Contributors to Performance

•The Fund’s positions in Nvidia, Iberdrola, Taiwan Semiconductor, Shopify and Microsoft contributed the most to Fund performance.

•Stock selection within the Consumer Discretionary and Utilities sectors contributed positively to relative performance, as did the Fund’s overweight to Information Technology and underweights to Consumer Staples and Consumer Discretionary.

Top Detractors from Performance

•The Fund’s positions in Novo Nordisk, Accenture, Salesforce, Roper Technologies and Symrise detracted the most from Fund performance.

•Stock selection within the Materials, Health Care, Information Technology and Financials sectors detracted the most from relative performance, while the underweight to Communication Services and Financials also detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance,
Line Graph [Table Text Block]
	Class C	MSCI World Index (Net)
03/2016	$10,000	$10,000
03/2016	$10,000	$10,000
04/2016	$9,930	$10,158
05/2016	$10,100	$10,215
06/2016	$9,880	$10,101
07/2016	$10,320	$10,528
08/2016	$10,330	$10,536
09/2016	$10,420	$10,592
10/2016	$10,000	$10,387
11/2016	$9,720	$10,537
12/2016	$9,861	$10,789
01/2017	$10,262	$11,049
02/2017	$10,492	$11,356
03/2017	$10,732	$11,477
04/2017	$11,163	$11,647
05/2017	$11,533	$11,893
06/2017	$11,553	$11,939
07/2017	$11,833	$12,224
08/2017	$11,894	$12,242
09/2017	$12,134	$12,516
10/2017	$12,484	$12,753
11/2017	$12,684	$13,029
12/2017	$12,761	$13,205
01/2018	$13,630	$13,903
02/2018	$13,054	$13,327
03/2018	$12,892	$13,036
04/2018	$12,871	$13,186
05/2018	$13,023	$13,269
06/2018	$12,952	$13,262
07/2018	$13,430	$13,677
08/2018	$13,521	$13,846
09/2018	$13,562	$13,923
10/2018	$12,362	$12,901
11/2018	$12,728	$13,047
12/2018	$11,841	$12,055
01/2019	$12,695	$12,993
02/2019	$13,327	$13,384
03/2019	$13,590	$13,560
04/2019	$14,177	$14,040
05/2019	$13,401	$13,230
06/2019	$14,326	$14,102
07/2019	$14,294	$14,172
08/2019	$14,219	$13,882
09/2019	$14,400	$14,177
10/2019	$14,623	$14,538
11/2019	$15,155	$14,943
12/2019	$15,590	$15,391
01/2020	$15,729	$15,297
02/2020	$14,830	$14,004
03/2020	$13,438	$12,151
04/2020	$14,991	$13,478
05/2020	$15,938	$14,129
06/2020	$16,444	$14,503
07/2020	$17,456	$15,197
08/2020	$18,360	$16,212
09/2020	$18,048	$15,653
10/2020	$17,553	$15,173
11/2020	$19,382	$17,113
12/2020	$20,434	$17,838
01/2021	$20,024	$17,661
02/2021	$20,283	$18,114
03/2021	$20,682	$18,716
04/2021	$21,436	$19,587
05/2021	$21,687	$19,869
06/2021	$22,245	$20,166
07/2021	$23,032	$20,527
08/2021	$23,983	$21,038
09/2021	$22,671	$20,164
10/2021	$24,147	$21,306
11/2021	$23,272	$20,839
12/2021	$23,878	$21,730
01/2022	$21,663	$20,580
02/2022	$20,969	$20,060
03/2022	$21,066	$20,610
04/2022	$19,350	$18,898
05/2022	$19,337	$18,912
06/2022	$17,841	$17,274
07/2022	$19,362	$18,646
08/2022	$17,904	$17,866
09/2022	$15,964	$16,205
10/2022	$17,004	$17,369
11/2022	$18,944	$18,577
12/2022	$18,361	$17,788
01/2023	$19,641	$19,047
02/2023	$19,121	$18,589
03/2023	$19,553	$19,163
04/2023	$19,895	$19,499
05/2023	$19,768	$19,304
06/2023	$20,923	$20,472
07/2023	$21,152	$21,159
08/2023	$20,593	$20,654
09/2023	$19,274	$19,763
10/2023	$18,830	$19,190
11/2023	$20,745	$20,989
12/2023	$21,558	$22,019
01/2024	$21,926	$22,283
02/2024	$23,131	$23,228
03/2024	$23,880	$23,975
04/2024	$22,981	$23,084
05/2024	$24,193	$24,115
06/2024	$24,469	$24,605
07/2024	$24,577	$25,039
08/2024	$25,646	$25,701
09/2024	$25,838	$26,172
10/2024	$24,745	$25,652
11/2024	$25,237	$26,830
12/2024	$24,284	$26,130
01/2025	$25,163	$27,052
02/2025	$25,298	$26,858
03/2025	$24,113	$25,662
04/2025	$24,258	$25,890
05/2025	$25,691	$27,423
06/2025	$26,277	$28,606
07/2025	$26,340	$28,974
08/2025	$26,813	$29,730
09/2025	$27,150	$30,686
10/2025	$27,923	$31,300
11/2025	$27,860	$31,389
12/2025	$27,926	$31,642

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 3/31/16
Class C at NAV	14.17%	6.17%	11.10%
Class C with 1.00% CDSCFootnote Reference1	13.17%	6.17%	11.10%
MSCI World Index (Net)	21.09%	12.15%	12.49%

Performance Inception Date	Mar. 31, 2016
No Deduction of Taxes [Text Block]	The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.
Previous Investment Adviser [Text Block]
Material Change Date	Dec. 31, 2025
Updated Performance Information Location [Text Block]	visit im.natixis.com/en-us/products/mutual-funds/price-and-performance
AssetsNet	$ 847,396,710
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 7,196,903
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$847,396,710
# of Portfolio Holdings (including overnight repurchase agreements)	52
Portfolio Turnover Rate	21%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$7,196,903

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	14.1%
Commercial Services & Supplies	3.0%
Electrical Equipment	3.5%
Machinery	3.6%
Life Sciences Tools & Services	4.6%
Specialty Retail	4.6%
IT Services	4.8%
Pharmaceuticals	5.0%
Chemicals	5.1%
Electric Utilities	6.3%
Health Care Equipment & Supplies	8.0%
Financial Services	8.3%
Software	11.6%
Semiconductors & Semiconductor Equipment	17.5%
Footnote	Description
Footnote*	Net of other assets less liabilities

Country Weightings

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	5.4%
Germany	3.0%
Spain	4.0%
Netherlands	4.1%
France	4.1%
Taiwan	4.3%
Canada	4.5%
United Kingdom	4.7%
United States	65.9%
Footnote	Description
Footnote*	Net of other assets less liabilities

Largest Holdings [Text Block]

Top Ten Holdings

NVIDIA Corp.	7.2%
Microsoft Corp.	5.8%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4.3%
Mastercard, Inc., Class A	4.2%
Iberdrola SA	4.0%
Shopify, Inc., Class A	3.4%
Eli Lilly & Co.	2.9%
TJX Cos., Inc.	2.8%
Thermo Fisher Scientific, Inc.	2.8%
Ecolab, Inc.	2.7%

Material Fund Change [Text Block]

Material Fund Changes

For the year ended December 31, 2025, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 225-5478 or through your financial intermediary.

Name change: Effective May 1, 2025, the Board of Trustees approved a change in the name of the Fund to Mirova Global Megatrends Fund (formerly Mirova Global Sustainable Equity Fund).

Material Fund Change Name [Text Block]	Name change: Effective May 1, 2025, the Board of Trustees approved a change in the name of the Fund to Mirova Global Megatrends Fund (formerly Mirova Global Sustainable Equity Fund).
Summary of Change Legend [Text Block]

For the year ended December 31, 2025, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 225-5478 or through your financial intermediary.

Updated Prospectus Phone Number	(800) 225-5478
Updated Prospectus Web Address	im.natixis.com/funddocuments
C000190736
Shareholder Report [Line Items]
Fund Name	Mirova Global Megatrends Fund
Class Name	Class N
Trading Symbol	ESGNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Mirova Global Megatrends Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class N	$96	0.89%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

The Fund continued to focus on investing for the long term, in high-quality companies likely to experience strong growth opportunities associated with the demographic, technological, environmental and governance related transitions expected to transform the world’s economies during the next decade. The Fund delivered strong absolute returns for the full year. Overall, holdings within the Information Technology, Utilities, Financials and Industrials sectors contributed most positively to absolute performance. All sectors that the Fund was exposed to contributed positively to absolute performance.

Top Contributors to Performance

•The Fund’s positions in Nvidia, Iberdrola, Taiwan Semiconductor, Shopify and Microsoft contributed the most to Fund performance.

•Stock selection within the Consumer Discretionary and Utilities sectors contributed positively to relative performance, as did the Fund’s overweight to Information Technology and underweights to Consumer Staples and Consumer Discretionary.

Top Detractors from Performance

•The Fund’s positions in Novo Nordisk, Accenture, Salesforce, Roper Technologies and Symrise detracted the most from Fund performance.

•Stock selection within the Materials, Health Care, Information Technology and Financials sectors detracted the most from relative performance, while the underweight to Communication Services and Financials also detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance,
Line Graph [Table Text Block]
	Class N	MSCI World Index (Net)
05/2017	$10,000	$10,000
05/2017	$10,319	$10,189
06/2017	$10,337	$10,228
07/2017	$10,593	$10,473
08/2017	$10,673	$10,487
09/2017	$10,895	$10,723
10/2017	$11,213	$10,925
11/2017	$11,399	$11,162
12/2017	$11,481	$11,313
01/2018	$12,278	$11,910
02/2018	$11,759	$11,417
03/2018	$11,624	$11,168
04/2018	$11,623	$11,296
05/2018	$11,767	$11,367
06/2018	$11,713	$11,362
07/2018	$12,155	$11,717
08/2018	$12,245	$11,862
09/2018	$12,299	$11,928
10/2018	$11,217	$11,052
11/2018	$11,560	$11,177
12/2018	$10,762	$10,327
01/2019	$11,549	$11,131
02/2019	$12,129	$11,466
03/2019	$12,392	$11,616
04/2019	$12,923	$12,028
05/2019	$12,233	$11,334
06/2019	$13,093	$12,081
07/2019	$13,064	$12,141
08/2019	$13,017	$11,893
09/2019	$13,197	$12,146
10/2019	$13,414	$12,455
11/2019	$13,905	$12,802
12/2019	$14,319	$13,185
01/2020	$14,452	$13,105
02/2020	$13,650	$11,997
03/2020	$12,380	$10,409
04/2020	$13,813	$11,547
05/2020	$14,706	$12,104
06/2020	$15,186	$12,425
07/2020	$16,137	$13,019
08/2020	$16,981	$13,889
09/2020	$16,703	$13,410
10/2020	$16,271	$12,998
11/2020	$17,970	$14,660
12/2020	$18,964	$15,282
01/2021	$18,598	$15,130
02/2021	$18,858	$15,518
03/2021	$19,243	$16,034
04/2021	$19,964	$16,780
05/2021	$20,218	$17,022
06/2021	$20,754	$17,276
07/2021	$21,514	$17,585
08/2021	$22,421	$18,023
09/2021	$21,212	$17,274
10/2021	$22,616	$18,253
11/2021	$21,816	$17,853
12/2021	$22,409	$18,616
01/2022	$20,343	$17,631
02/2022	$19,705	$17,185
03/2022	$19,813	$17,657
04/2022	$18,213	$16,190
05/2022	$18,213	$16,202
06/2022	$16,830	$14,799
07/2022	$18,280	$15,974
08/2022	$16,920	$15,306
09/2022	$15,087	$13,883
10/2022	$16,099	$14,880
11/2022	$17,943	$15,915
12/2022	$17,408	$15,239
01/2023	$18,632	$16,317
02/2023	$18,156	$15,925
03/2023	$18,587	$16,417
04/2023	$18,939	$16,705
05/2023	$18,825	$16,538
06/2023	$19,937	$17,538
07/2023	$20,175	$18,127
08/2023	$19,664	$17,694
09/2023	$18,417	$16,931
10/2023	$18,009	$16,440
11/2023	$19,857	$17,981
12/2023	$20,664	$18,864
01/2024	$21,018	$19,090
02/2024	$22,204	$19,899
03/2024	$22,946	$20,539
04/2024	$22,085	$19,776
05/2024	$23,249	$20,659
06/2024	$23,523	$21,079
07/2024	$23,637	$21,451
08/2024	$24,664	$22,018
09/2024	$24,858	$22,421
10/2024	$23,808	$21,976
11/2024	$24,299	$22,985
12/2024	$23,381	$22,386
01/2025	$24,231	$23,176
02/2025	$24,371	$23,009
03/2025	$23,229	$21,984
04/2025	$23,379	$22,180
05/2025	$24,770	$23,493
06/2025	$25,340	$24,506
07/2025	$25,400	$24,822
08/2025	$25,863	$25,469
09/2025	$26,196	$26,288
10/2025	$26,957	$26,814
11/2025	$26,897	$26,890
12/2025	$26,978	$27,108

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 5/1/17
Class N	15.38%	7.30%	12.13%
MSCI World Index (Net)	21.09%	12.15%	12.15%

Performance Inception Date	May 01, 2017
No Deduction of Taxes [Text Block]	The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.
Previous Investment Adviser [Text Block]
Material Change Date	Dec. 31, 2025
Updated Performance Information Location [Text Block]	visit im.natixis.com/en-us/products/mutual-funds/price-and-performance
AssetsNet	$ 847,396,710
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 7,196,903
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$847,396,710
# of Portfolio Holdings (including overnight repurchase agreements)	52
Portfolio Turnover Rate	21%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$7,196,903

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	14.1%
Commercial Services & Supplies	3.0%
Electrical Equipment	3.5%
Machinery	3.6%
Life Sciences Tools & Services	4.6%
Specialty Retail	4.6%
IT Services	4.8%
Pharmaceuticals	5.0%
Chemicals	5.1%
Electric Utilities	6.3%
Health Care Equipment & Supplies	8.0%
Financial Services	8.3%
Software	11.6%
Semiconductors & Semiconductor Equipment	17.5%
Footnote	Description
Footnote*	Net of other assets less liabilities

Country Weightings

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	5.4%
Germany	3.0%
Spain	4.0%
Netherlands	4.1%
France	4.1%
Taiwan	4.3%
Canada	4.5%
United Kingdom	4.7%
United States	65.9%
Footnote	Description
Footnote*	Net of other assets less liabilities

Largest Holdings [Text Block]

Top Ten Holdings

NVIDIA Corp.	7.2%
Microsoft Corp.	5.8%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4.3%
Mastercard, Inc., Class A	4.2%
Iberdrola SA	4.0%
Shopify, Inc., Class A	3.4%
Eli Lilly & Co.	2.9%
TJX Cos., Inc.	2.8%
Thermo Fisher Scientific, Inc.	2.8%
Ecolab, Inc.	2.7%

Material Fund Change [Text Block]

Material Fund Changes

For the year ended December 31, 2025, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 225-5478 or through your financial intermediary.

Name change: Effective May 1, 2025, the Board of Trustees approved a change in the name of the Fund to Mirova Global Megatrends Fund (formerly Mirova Global Sustainable Equity Fund).

Material Fund Change Name [Text Block]	Name change: Effective May 1, 2025, the Board of Trustees approved a change in the name of the Fund to Mirova Global Megatrends Fund (formerly Mirova Global Sustainable Equity Fund).
Summary of Change Legend [Text Block]

For the year ended December 31, 2025, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 225-5478 or through your financial intermediary.

Updated Prospectus Phone Number	(800) 225-5478
Updated Prospectus Web Address	im.natixis.com/funddocuments
C000167847
Shareholder Report [Line Items]
Fund Name	Mirova Global Megatrends Fund
Class Name	Class Y
Trading Symbol	ESGYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Mirova Global Megatrends Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class Y	$102	0.95%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

The Fund continued to focus on investing for the long term, in high-quality companies likely to experience strong growth opportunities associated with the demographic, technological, environmental and governance related transitions expected to transform the world’s economies during the next decade. The Fund delivered strong absolute returns for the full year. Overall, holdings within the Information Technology, Utilities, Financials and Industrials sectors contributed most positively to absolute performance. All sectors that the Fund was exposed to contributed positively to absolute performance.

Top Contributors to Performance

•The Fund’s positions in Nvidia, Iberdrola, Taiwan Semiconductor, Shopify and Microsoft contributed the most to Fund performance.

•Stock selection within the Consumer Discretionary and Utilities sectors contributed positively to relative performance, as did the Fund’s overweight to Information Technology and underweights to Consumer Staples and Consumer Discretionary.

Top Detractors from Performance

•The Fund’s positions in Novo Nordisk, Accenture, Salesforce, Roper Technologies and Symrise detracted the most from Fund performance.

•Stock selection within the Materials, Health Care, Information Technology and Financials sectors detracted the most from relative performance, while the underweight to Communication Services and Financials also detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance,
Line Graph [Table Text Block]
	Class Y	MSCI World Index (Net)
03/2016	$10,000	$10,000
03/2016	$10,000	$10,000
04/2016	$9,940	$10,158
05/2016	$10,120	$10,215
06/2016	$9,910	$10,101
07/2016	$10,350	$10,528
08/2016	$10,370	$10,536
09/2016	$10,470	$10,592
10/2016	$10,060	$10,387
11/2016	$9,790	$10,537
12/2016	$9,930	$10,789
01/2017	$10,341	$11,049
02/2017	$10,591	$11,356
03/2017	$10,842	$11,477
04/2017	$11,283	$11,647
05/2017	$11,673	$11,893
06/2017	$11,693	$11,939
07/2017	$11,984	$12,224
08/2017	$12,064	$12,242
09/2017	$12,325	$12,516
10/2017	$12,685	$12,753
11/2017	$12,896	$13,029
12/2017	$12,983	$13,205
01/2018	$13,885	$13,903
02/2018	$13,297	$13,327
03/2018	$13,145	$13,036
04/2018	$13,144	$13,186
05/2018	$13,307	$13,269
06/2018	$13,246	$13,262
07/2018	$13,745	$13,677
08/2018	$13,847	$13,846
09/2018	$13,909	$13,923
10/2018	$12,675	$12,901
11/2018	$13,072	$13,047
12/2018	$12,163	$12,055
01/2019	$13,052	$12,993
02/2019	$13,708	$13,384
03/2019	$14,005	$13,560
04/2019	$14,616	$14,040
05/2019	$13,836	$13,230
06/2019	$14,797	$14,102
07/2019	$14,776	$14,172
08/2019	$14,712	$13,882
09/2019	$14,915	$14,177
10/2019	$15,160	$14,538
11/2019	$15,715	$14,943
12/2019	$16,176	$15,391
01/2020	$16,338	$15,297
02/2020	$15,421	$14,004
03/2020	$13,985	$12,151
04/2020	$15,616	$13,478
05/2020	$16,614	$14,129
06/2020	$17,156	$14,503
07/2020	$18,230	$15,197
08/2020	$19,184	$16,212
09/2020	$18,870	$15,653
10/2020	$18,371	$15,173
11/2020	$20,301	$17,113
12/2020	$21,420	$17,838
01/2021	$21,007	$17,661
02/2021	$21,300	$18,114
03/2021	$21,735	$18,716
04/2021	$22,539	$19,587
05/2021	$22,825	$19,869
06/2021	$23,430	$20,166
07/2021	$24,289	$20,527
08/2021	$25,313	$21,038
09/2021	$23,948	$20,164
10/2021	$25,534	$21,306
11/2021	$24,631	$20,839
12/2021	$25,288	$21,730
01/2022	$22,968	$20,580
02/2022	$22,235	$20,060
03/2022	$22,369	$20,610
04/2022	$20,562	$18,898
05/2022	$20,562	$18,912
06/2022	$18,989	$17,274
07/2022	$20,626	$18,646
08/2022	$19,090	$17,866
09/2022	$17,021	$16,205
10/2022	$18,163	$17,369
11/2022	$20,245	$18,577
12/2022	$19,641	$17,788
01/2023	$21,022	$19,047
02/2023	$20,485	$18,589
03/2023	$20,971	$19,163
04/2023	$21,355	$19,499
05/2023	$21,227	$19,304
06/2023	$22,494	$20,472
07/2023	$22,750	$21,159
08/2023	$22,187	$20,654
09/2023	$20,766	$19,763
10/2023	$20,306	$19,190
11/2023	$22,391	$20,989
12/2023	$23,300	$22,019
01/2024	$23,699	$22,283
02/2024	$25,037	$23,228
03/2024	$25,873	$23,975
04/2024	$24,890	$23,084
05/2024	$26,215	$24,115
06/2024	$26,511	$24,605
07/2024	$26,640	$25,039
08/2024	$27,798	$25,701
09/2024	$28,017	$26,172
10/2024	$26,833	$25,652
11/2024	$27,373	$26,830
12/2024	$26,344	$26,130
01/2025	$27,302	$27,052
02/2025	$27,459	$26,858
03/2025	$26,174	$25,662
04/2025	$26,342	$25,890
05/2025	$27,909	$27,423
06/2025	$28,539	$28,606
07/2025	$28,619	$28,974
08/2025	$29,141	$29,730
09/2025	$29,516	$30,686
10/2025	$30,360	$31,300
11/2025	$30,293	$31,389
12/2025	$30,381	$31,642

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 3/31/16
Class Y	15.32%	7.24%	12.07%
MSCI World Index (Net)	21.09%	12.15%	12.49%

Performance Inception Date	Mar. 31, 2016
No Deduction of Taxes [Text Block]	The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.
Previous Investment Adviser [Text Block]
Material Change Date	Dec. 31, 2025
Updated Performance Information Location [Text Block]	visit im.natixis.com/en-us/products/mutual-funds/price-and-performance
AssetsNet	$ 847,396,710
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 7,196,903
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$847,396,710
# of Portfolio Holdings (including overnight repurchase agreements)	52
Portfolio Turnover Rate	21%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$7,196,903

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	14.1%
Commercial Services & Supplies	3.0%
Electrical Equipment	3.5%
Machinery	3.6%
Life Sciences Tools & Services	4.6%
Specialty Retail	4.6%
IT Services	4.8%
Pharmaceuticals	5.0%
Chemicals	5.1%
Electric Utilities	6.3%
Health Care Equipment & Supplies	8.0%
Financial Services	8.3%
Software	11.6%
Semiconductors & Semiconductor Equipment	17.5%
Footnote	Description
Footnote*	Net of other assets less liabilities

Country Weightings

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	5.4%
Germany	3.0%
Spain	4.0%
Netherlands	4.1%
France	4.1%
Taiwan	4.3%
Canada	4.5%
United Kingdom	4.7%
United States	65.9%
Footnote	Description
Footnote*	Net of other assets less liabilities

Largest Holdings [Text Block]

Top Ten Holdings

NVIDIA Corp.	7.2%
Microsoft Corp.	5.8%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4.3%
Mastercard, Inc., Class A	4.2%
Iberdrola SA	4.0%
Shopify, Inc., Class A	3.4%
Eli Lilly & Co.	2.9%
TJX Cos., Inc.	2.8%
Thermo Fisher Scientific, Inc.	2.8%
Ecolab, Inc.	2.7%

Material Fund Change [Text Block]

Material Fund Changes

For the year ended December 31, 2025, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 225-5478 or through your financial intermediary.

Name change: Effective May 1, 2025, the Board of Trustees approved a change in the name of the Fund to Mirova Global Megatrends Fund (formerly Mirova Global Sustainable Equity Fund).

Material Fund Change Name [Text Block]	Name change: Effective May 1, 2025, the Board of Trustees approved a change in the name of the Fund to Mirova Global Megatrends Fund (formerly Mirova Global Sustainable Equity Fund).
Summary of Change Legend [Text Block]

For the year ended December 31, 2025, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 225-5478 or through your financial intermediary.

Updated Prospectus Phone Number	(800) 225-5478
Updated Prospectus Web Address	im.natixis.com/funddocuments
C000094872
Shareholder Report [Line Items]
Fund Name	Natixis Oakmark International Fund
Class Name	Class A
Trading Symbol	NOIAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Natixis Oakmark International Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class A	$149	1.28%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 149
Expense Ratio, Percent	1.28%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

Top Contributors to Performance

Bayer was a contributor during the year. The Germany-headquartered pharmaceuticals company saw its stock price rise due to solid results and pipeline updates. Bayer's Dynamic Shared Ownership model is driving better commercial execution, and savings are materializing. Management is effectively navigating ongoing litigation related to the RoundUp Trials, with the Solicitor General urging the Supreme Court to take Bayer’s appeal. We continue to monitor the potential outcomes of this litigation and believe management is positioning for a favorable result.

BNP Paribas was a contributor during the year. The France-headquartered bank’s stock price appreciated due to solid results and a new EUR 1.15 billion share repurchase program. Given the bank’s strong underlying profitability and highly diversified business, we believe it is well-positioned for sustained capital generation and long-term growth.

Top Detractors from Performance

WPP was a detractor during the year. The U.K.-headquartered advertising firm’s stock price declined after weaker-than-expected fourth-quarter 2024 results and 2025 guidance. The results were impacted by client losses, restructuring disruptions, and reduced discretionary client spending. A profit warning in July further affected the stock. We eliminated the holding during the third quarter in favor of more attractive opportunities.

Worldline was a detractor during the year. The France-headquartered transaction and payment processing company’s stock declined steadily due to underwhelming earnings and allegations of covering up client fraud. We met with management and believed the most likely impact would be higher churn in the Small and Medium-Sized Business segment. Despite viewing the stock as attractively valued, we eliminated the holding during the third quarter in favor of other opportunities.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance,
Line Graph [Table Text Block]
	Class A with load	MSCI World ex USA Index (Net)
12/2015	$9,425	$10,000
01/2016	$8,628	$9,312
02/2016	$8,455	$9,182
03/2016	$9,195	$9,805
04/2016	$9,324	$10,120
05/2016	$9,077	$10,006
06/2016	$8,466	$9,702
07/2016	$9,135	$10,179
08/2016	$9,506	$10,188
09/2016	$9,630	$10,312
10/2016	$9,811	$10,112
11/2016	$9,902	$9,950
12/2016	$10,197	$10,275
01/2017	$10,675	$10,581
02/2017	$10,734	$10,703
03/2017	$11,204	$10,974
04/2017	$11,699	$11,208
05/2017	$11,858	$11,581
06/2017	$11,900	$11,592
07/2017	$12,471	$11,937
08/2017	$12,429	$11,935
09/2017	$12,983	$12,244
10/2017	$13,100	$12,411
11/2017	$13,025	$12,537
12/2017	$13,211	$12,762
01/2018	$14,152	$13,357
02/2018	$13,330	$12,722
03/2018	$12,897	$12,502
04/2018	$13,160	$12,789
05/2018	$12,558	$12,546
06/2018	$12,176	$12,409
07/2018	$12,524	$12,714
08/2018	$11,905	$12,473
09/2018	$12,024	$12,571
10/2018	$10,811	$11,572
11/2018	$10,667	$11,561
12/2018	$10,021	$10,964
01/2019	$10,935	$11,746
02/2019	$11,192	$12,048
03/2019	$10,935	$12,109
04/2019	$11,742	$12,452
05/2019	$10,464	$11,863
06/2019	$11,299	$12,569
07/2019	$11,023	$12,417
08/2019	$10,686	$12,112
09/2019	$11,201	$12,452
10/2019	$11,831	$12,854
11/2019	$12,018	$13,015
12/2019	$12,460	$13,430
01/2020	$11,665	$13,170
02/2020	$10,632	$12,001
03/2020	$7,634	$10,306
04/2020	$8,502	$11,025
05/2020	$8,913	$11,494
06/2020	$9,544	$11,887
07/2020	$9,654	$12,204
08/2020	$10,422	$12,833
09/2020	$9,828	$12,472
10/2020	$9,572	$11,982
11/2020	$12,076	$13,820
12/2020	$12,966	$14,449
01/2021	$12,691	$14,295
02/2021	$13,818	$14,659
03/2021	$14,121	$15,033
04/2021	$14,469	$15,506
05/2021	$15,148	$16,044
06/2021	$14,735	$15,881
07/2021	$14,423	$15,987
08/2021	$14,359	$16,243
09/2021	$13,983	$15,777
10/2021	$14,469	$16,246
11/2021	$13,396	$15,486
12/2021	$14,098	$16,273
01/2022	$14,275	$15,554
02/2022	$13,242	$15,312
03/2022	$12,879	$15,490
04/2022	$12,097	$14,473
05/2022	$12,693	$14,593
06/2022	$11,381	$13,220
07/2022	$11,734	$13,877
08/2022	$10,850	$13,229
09/2022	$9,650	$12,004
10/2022	$10,357	$12,666
11/2022	$12,097	$14,015
12/2022	$11,855	$13,947
01/2023	$13,503	$15,090
02/2023	$13,266	$14,738
03/2023	$13,569	$15,065
04/2023	$13,816	$15,493
05/2023	$13,153	$14,818
06/2023	$13,958	$15,522
07/2023	$14,526	$16,024
08/2023	$13,664	$15,404
09/2023	$12,916	$14,885
10/2023	$12,017	$14,257
11/2023	$13,267	$15,597
12/2023	$14,101	$16,449
01/2024	$13,533	$16,520
02/2024	$13,716	$16,802
03/2024	$14,101	$17,369
04/2024	$13,683	$16,909
05/2024	$14,213	$17,555
06/2024	$13,480	$17,264
07/2024	$13,934	$17,806
08/2024	$14,223	$18,400
09/2024	$14,686	$18,604
10/2024	$13,808	$17,655
11/2024	$13,567	$17,697
12/2024	$13,378	$17,222
01/2025	$14,211	$18,079
02/2025	$14,617	$18,396
03/2025	$14,459	$18,290
04/2025	$14,925	$19,124
05/2025	$15,807	$20,024
06/2025	$16,293	$20,493
07/2025	$16,065	$20,246
08/2025	$16,561	$21,137
09/2025	$16,987	$21,587
10/2025	$17,077	$21,819
11/2025	$17,096	$22,047
12/2025	$17,738	$22,708

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years	Since Inception 11/3/10
Class A at NAV	32.60%	6.47%	6.53%	5.99%
Class A with 5.75% MSCFootnote Reference1	25.00%	5.22%	5.90%	5.57%
MSCI World ex USA Index (Net)	31.85%	9.46%	8.55%	-%

Performance Inception Date	Nov. 03, 2010
No Deduction of Taxes [Text Block]	The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.
Previous Investment Adviser [Text Block]
Updated Performance Information Location [Text Block]	visit im.natixis.com/en-us/products/mutual-funds/price-and-performance
AssetsNet	$ 304,848,423
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 1,539,499
InvestmentCompanyPortfolioTurnover	68.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$304,848,423
# of Portfolio Holdings (including overnight repurchase agreements)	64
Portfolio Turnover Rate	68%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$1,539,499

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	36.0%
Broadline Retail	3.2%
Chemicals	3.3%
IT Services	3.3%
Metals & Mining	3.5%
Hotels, Restaurants & Leisure	3.5%
Insurance	4.5%
Pharmaceuticals	5.8%
Beverages	5.9%
Trading Companies & Distributors	6.8%
Machinery	7.0%
Textiles, Apparel & Luxury Goods	8.5%
Banks	8.7%
Footnote	Description
Footnote*	Net of other assets less liabilities

Country Weightings

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	12.9%
Sweden	3.0%
Korea	3.7%
United States	4.1%
Switzerland	5.2%
Japan	5.4%
Netherlands	8.1%
United Kingdom	13.4%
Germany	19.9%
France	24.3%
Footnote	Description
Footnote*	Net of other assets less liabilities

Largest Holdings [Text Block]

Top Ten Holdings

adidas AG	2.9%
BNP Paribas SA	2.8%
Ashtead Group PLC	2.6%
Glencore PLC	2.5%
Reckitt Benckiser Group PLC	2.5%
Accor SA	2.3%
Bayer AG	2.3%
Dassault Systemes SE	2.3%
Bayerische Motoren Werke AG	2.2%
DSV AS	2.2%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
C000094873
Shareholder Report [Line Items]
Fund Name	Natixis Oakmark International Fund
Class Name	Class C
Trading Symbol	NOICX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Natixis Oakmark International Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class C	$232	2.00%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 232
Expense Ratio, Percent	2.00%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

Top Contributors to Performance

Bayer was a contributor during the year. The Germany-headquartered pharmaceuticals company saw its stock price rise due to solid results and pipeline updates. Bayer's Dynamic Shared Ownership model is driving better commercial execution, and savings are materializing. Management is effectively navigating ongoing litigation related to the RoundUp Trials, with the Solicitor General urging the Supreme Court to take Bayer’s appeal. We continue to monitor the potential outcomes of this litigation and believe management is positioning for a favorable result.

BNP Paribas was a contributor during the year. The France-headquartered bank’s stock price appreciated due to solid results and a new EUR 1.15 billion share repurchase program. Given the bank’s strong underlying profitability and highly diversified business, we believe it is well-positioned for sustained capital generation and long-term growth.

Top Detractors from Performance

WPP was a detractor during the year. The U.K.-headquartered advertising firm’s stock price declined after weaker-than-expected fourth-quarter 2024 results and 2025 guidance. The results were impacted by client losses, restructuring disruptions, and reduced discretionary client spending. A profit warning in July further affected the stock. We eliminated the holding during the third quarter in favor of more attractive opportunities.

Worldline was a detractor during the year. The France-headquartered transaction and payment processing company’s stock declined steadily due to underwhelming earnings and allegations of covering up client fraud. We met with management and believed the most likely impact would be higher churn in the Small and Medium-Sized Business segment. Despite viewing the stock as attractively valued, we eliminated the holding during the third quarter in favor of other opportunities.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance,
Line Graph [Table Text Block]
	Class C	MSCI World ex USA Index (Net)
12/2015	$10,000	$10,000
01/2016	$9,141	$9,312
02/2016	$8,955	$9,182
03/2016	$9,734	$9,805
04/2016	$9,865	$10,120
05/2016	$9,598	$10,006
06/2016	$8,940	$9,702
07/2016	$9,643	$10,179
08/2016	$10,034	$10,188
09/2016	$10,159	$10,312
10/2016	$10,336	$10,112
11/2016	$10,425	$9,950
12/2016	$10,736	$10,275
01/2017	$11,229	$10,581
02/2017	$11,283	$10,703
03/2017	$11,777	$10,974
04/2017	$12,289	$11,208
05/2017	$12,441	$11,581
06/2017	$12,486	$11,592
07/2017	$13,079	$11,937
08/2017	$13,016	$11,935
09/2017	$13,590	$12,244
10/2017	$13,707	$12,411
11/2017	$13,617	$12,537
12/2017	$13,801	$12,762
01/2018	$14,784	$13,357
02/2018	$13,909	$12,722
03/2018	$13,449	$12,502
04/2018	$13,720	$12,789
05/2018	$13,079	$12,546
06/2018	$12,683	$12,409
07/2018	$13,025	$12,714
08/2018	$12,376	$12,473
09/2018	$12,493	$12,571
10/2018	$11,230	$11,572
11/2018	$11,068	$11,561
12/2018	$10,387	$10,964
01/2019	$11,331	$11,746
02/2019	$11,593	$12,048
03/2019	$11,322	$12,109
04/2019	$12,144	$12,452
05/2019	$10,817	$11,863
06/2019	$11,677	$12,569
07/2019	$11,378	$12,417
08/2019	$11,032	$12,112
09/2019	$11,546	$12,452
10/2019	$12,191	$12,854
11/2019	$12,378	$13,015
12/2019	$12,822	$13,430
01/2020	$12,000	$13,170
02/2020	$10,929	$12,001
03/2020	$7,840	$10,306
04/2020	$8,730	$11,025
05/2020	$9,150	$11,494
06/2020	$9,781	$11,887
07/2020	$9,896	$12,204
08/2020	$10,671	$12,833
09/2020	$10,059	$12,472
10/2020	$9,791	$11,982
11/2020	$12,344	$13,820
12/2020	$13,243	$14,449
01/2021	$12,965	$14,295
02/2021	$14,103	$14,659
03/2021	$14,400	$15,033
04/2021	$14,744	$15,506
05/2021	$15,433	$16,044
06/2021	$14,993	$15,881
07/2021	$14,668	$15,987
08/2021	$14,601	$16,243
09/2021	$14,199	$15,777
10/2021	$14,696	$16,246
11/2021	$13,586	$15,486
12/2021	$14,291	$16,273
01/2022	$14,474	$15,554
02/2022	$13,416	$15,312
03/2022	$13,031	$15,490
04/2022	$12,233	$14,473
05/2022	$12,829	$14,593
06/2022	$11,493	$13,220
07/2022	$11,848	$13,877
08/2022	$10,954	$13,229
09/2022	$9,733	$12,004
10/2022	$10,444	$12,666
11/2022	$12,175	$14,015
12/2022	$11,934	$13,947
01/2023	$13,582	$15,090
02/2023	$13,339	$14,738
03/2023	$13,630	$15,065
04/2023	$13,864	$15,493
05/2023	$13,195	$14,818
06/2023	$13,999	$15,522
07/2023	$14,552	$16,024
08/2023	$13,689	$15,404
09/2023	$12,923	$14,885
10/2023	$12,022	$14,257
11/2023	$13,253	$15,597
12/2023	$14,083	$16,449
01/2024	$13,523	$16,520
02/2024	$13,706	$16,802
03/2024	$14,091	$17,369
04/2024	$13,673	$16,909
05/2024	$14,203	$17,555
06/2024	$13,471	$17,264
07/2024	$13,923	$17,806
08/2024	$14,212	$18,400
09/2024	$14,675	$18,604
10/2024	$13,798	$17,655
11/2024	$13,557	$17,697
12/2024	$13,368	$17,222
01/2025	$14,200	$18,079
02/2025	$14,607	$18,396
03/2025	$14,448	$18,290
04/2025	$14,914	$19,124
05/2025	$15,796	$20,024
06/2025	$16,281	$20,493
07/2025	$16,053	$20,246
08/2025	$16,549	$21,137
09/2025	$16,975	$21,587
10/2025	$17,064	$21,819
11/2025	$17,084	$22,047
12/2025	$17,725	$22,708

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years	Since Inception 11/3/10
Class C at NAV	31.66%	5.67%	5.89%	5.57%
Class C with 1.00% CDSCFootnote Reference1	30.66%	5.67%	5.89%	5.57%
MSCI World ex USA Index (Net)	31.85%	9.46%	8.55%	-%

Performance Inception Date	Nov. 03, 2010
No Deduction of Taxes [Text Block]	The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.
Previous Investment Adviser [Text Block]
Updated Performance Information Location [Text Block]	visit im.natixis.com/en-us/products/mutual-funds/price-and-performance
AssetsNet	$ 304,848,423
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 1,539,499
InvestmentCompanyPortfolioTurnover	68.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$304,848,423
# of Portfolio Holdings (including overnight repurchase agreements)	64
Portfolio Turnover Rate	68%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$1,539,499

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	36.0%
Broadline Retail	3.2%
Chemicals	3.3%
IT Services	3.3%
Metals & Mining	3.5%
Hotels, Restaurants & Leisure	3.5%
Insurance	4.5%
Pharmaceuticals	5.8%
Beverages	5.9%
Trading Companies & Distributors	6.8%
Machinery	7.0%
Textiles, Apparel & Luxury Goods	8.5%
Banks	8.7%
Footnote	Description
Footnote*	Net of other assets less liabilities

Country Weightings

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	12.9%
Sweden	3.0%
Korea	3.7%
United States	4.1%
Switzerland	5.2%
Japan	5.4%
Netherlands	8.1%
United Kingdom	13.4%
Germany	19.9%
France	24.3%
Footnote	Description
Footnote*	Net of other assets less liabilities

Largest Holdings [Text Block]

Top Ten Holdings

adidas AG	2.9%
BNP Paribas SA	2.8%
Ashtead Group PLC	2.6%
Glencore PLC	2.5%
Reckitt Benckiser Group PLC	2.5%
Accor SA	2.3%
Bayer AG	2.3%
Dassault Systemes SE	2.3%
Bayerische Motoren Werke AG	2.2%
DSV AS	2.2%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
C000190734
Shareholder Report [Line Items]
Fund Name	Natixis Oakmark International Fund
Class Name	Class N
Trading Symbol	NIONX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Natixis Oakmark International Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class N	$112	0.96%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

Top Contributors to Performance

Bayer was a contributor during the year. The Germany-headquartered pharmaceuticals company saw its stock price rise due to solid results and pipeline updates. Bayer's Dynamic Shared Ownership model is driving better commercial execution, and savings are materializing. Management is effectively navigating ongoing litigation related to the RoundUp Trials, with the Solicitor General urging the Supreme Court to take Bayer’s appeal. We continue to monitor the potential outcomes of this litigation and believe management is positioning for a favorable result.

BNP Paribas was a contributor during the year. The France-headquartered bank’s stock price appreciated due to solid results and a new EUR 1.15 billion share repurchase program. Given the bank’s strong underlying profitability and highly diversified business, we believe it is well-positioned for sustained capital generation and long-term growth.

Top Detractors from Performance

WPP was a detractor during the year. The U.K.-headquartered advertising firm’s stock price declined after weaker-than-expected fourth-quarter 2024 results and 2025 guidance. The results were impacted by client losses, restructuring disruptions, and reduced discretionary client spending. A profit warning in July further affected the stock. We eliminated the holding during the third quarter in favor of more attractive opportunities.

Worldline was a detractor during the year. The France-headquartered transaction and payment processing company’s stock declined steadily due to underwhelming earnings and allegations of covering up client fraud. We met with management and believed the most likely impact would be higher churn in the Small and Medium-Sized Business segment. Despite viewing the stock as attractively valued, we eliminated the holding during the third quarter in favor of other opportunities.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance,
Line Graph [Table Text Block]
	Class N	MSCI World ex USA Index (Net)
05/2017	$10,000	$10,000
05/2017	$10,114	$10,306
06/2017	$10,150	$10,316
07/2017	$10,644	$10,623
08/2017	$10,608	$10,620
09/2017	$11,087	$10,896
10/2017	$11,187	$11,044
11/2017	$11,130	$11,156
12/2017	$11,296	$11,357
01/2018	$12,101	$11,886
02/2018	$11,405	$11,321
03/2018	$11,035	$11,125
04/2018	$11,267	$11,381
05/2018	$10,753	$11,165
06/2018	$10,434	$11,042
07/2018	$10,724	$11,314
08/2018	$10,202	$11,100
09/2018	$10,303	$11,186
10/2018	$9,273	$10,298
11/2018	$9,143	$10,288
12/2018	$8,592	$9,757
01/2019	$9,378	$10,453
02/2019	$9,607	$10,721
03/2019	$9,386	$10,776
04/2019	$10,081	$11,081
05/2019	$8,989	$10,557
06/2019	$9,707	$11,184
07/2019	$9,470	$11,050
08/2019	$9,187	$10,778
09/2019	$9,623	$11,080
10/2019	$10,173	$11,439
11/2019	$10,341	$11,581
12/2019	$10,718	$11,951
01/2020	$10,038	$11,720
02/2020	$9,153	$10,679
03/2020	$6,568	$9,171
04/2020	$7,327	$9,811
05/2020	$7,683	$10,228
06/2020	$8,228	$10,578
07/2020	$8,323	$10,860
08/2020	$8,987	$11,420
09/2020	$8,473	$11,098
10/2020	$8,260	$10,662
11/2020	$10,417	$12,298
12/2020	$11,194	$12,857
01/2021	$10,964	$12,720
02/2021	$11,941	$13,045
03/2021	$12,195	$13,377
04/2021	$12,505	$13,798
05/2021	$13,093	$14,278
06/2021	$12,736	$14,132
07/2021	$12,473	$14,226
08/2021	$12,426	$14,455
09/2021	$12,100	$14,039
10/2021	$12,529	$14,457
11/2021	$11,599	$13,781
12/2021	$12,203	$14,481
01/2022	$12,373	$13,842
02/2022	$11,475	$13,626
03/2022	$11,159	$13,784
04/2022	$10,487	$12,879
05/2022	$11,005	$12,986
06/2022	$9,872	$11,764
07/2022	$10,180	$12,349
08/2022	$9,419	$11,772
09/2022	$8,375	$10,682
10/2022	$8,998	$11,271
11/2022	$10,504	$12,472
12/2022	$10,293	$12,411
01/2023	$11,731	$13,428
02/2023	$11,532	$13,115
03/2023	$11,788	$13,406
04/2023	$12,004	$13,787
05/2023	$11,434	$13,186
06/2023	$12,144	$13,813
07/2023	$12,631	$14,260
08/2023	$11,896	$13,708
09/2023	$11,235	$13,246
10/2023	$10,459	$12,687
11/2023	$11,549	$13,879
12/2023	$12,280	$14,638
01/2024	$11,791	$14,701
02/2024	$11,959	$14,952
03/2024	$12,288	$15,456
04/2024	$11,930	$15,047
05/2024	$12,394	$15,622
06/2024	$11,753	$15,363
07/2024	$12,158	$15,845
08/2024	$12,420	$16,374
09/2024	$12,825	$16,555
10/2024	$12,057	$15,711
11/2024	$11,846	$15,749
12/2024	$11,688	$15,326
01/2025	$12,411	$16,088
02/2025	$12,776	$16,370
03/2025	$12,637	$16,276
04/2025	$13,046	$17,018
05/2025	$13,821	$17,819
06/2025	$14,257	$18,237
07/2025	$14,048	$18,016
08/2025	$14,492	$18,810
09/2025	$14,875	$19,209
10/2025	$14,954	$19,416
11/2025	$14,971	$19,619
12/2025	$15,534	$20,208

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 5/1/17
Class N	32.91%	6.77%	5.21%
MSCI World ex USA Index (Net)	31.85%	9.46%	8.42%

Performance Inception Date	May 01, 2017
No Deduction of Taxes [Text Block]	The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.
Previous Investment Adviser [Text Block]
Updated Performance Information Location [Text Block]	visit im.natixis.com/en-us/products/mutual-funds/price-and-performance
AssetsNet	$ 304,848,423
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 1,539,499
InvestmentCompanyPortfolioTurnover	68.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$304,848,423
# of Portfolio Holdings (including overnight repurchase agreements)	64
Portfolio Turnover Rate	68%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$1,539,499

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	36.0%
Broadline Retail	3.2%
Chemicals	3.3%
IT Services	3.3%
Metals & Mining	3.5%
Hotels, Restaurants & Leisure	3.5%
Insurance	4.5%
Pharmaceuticals	5.8%
Beverages	5.9%
Trading Companies & Distributors	6.8%
Machinery	7.0%
Textiles, Apparel & Luxury Goods	8.5%
Banks	8.7%
Footnote	Description
Footnote*	Net of other assets less liabilities

Country Weightings

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	12.9%
Sweden	3.0%
Korea	3.7%
United States	4.1%
Switzerland	5.2%
Japan	5.4%
Netherlands	8.1%
United Kingdom	13.4%
Germany	19.9%
France	24.3%
Footnote	Description
Footnote*	Net of other assets less liabilities

Largest Holdings [Text Block]

Top Ten Holdings

adidas AG	2.9%
BNP Paribas SA	2.8%
Ashtead Group PLC	2.6%
Glencore PLC	2.5%
Reckitt Benckiser Group PLC	2.5%
Accor SA	2.3%
Bayer AG	2.3%
Dassault Systemes SE	2.3%
Bayerische Motoren Werke AG	2.2%
DSV AS	2.2%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
C000190735
Shareholder Report [Line Items]
Fund Name	Natixis Oakmark International Fund
Class Name	Class Y
Trading Symbol	NOIYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Natixis Oakmark International Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class Y	$120	1.03%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	1.03%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

Top Contributors to Performance

Bayer was a contributor during the year. The Germany-headquartered pharmaceuticals company saw its stock price rise due to solid results and pipeline updates. Bayer's Dynamic Shared Ownership model is driving better commercial execution, and savings are materializing. Management is effectively navigating ongoing litigation related to the RoundUp Trials, with the Solicitor General urging the Supreme Court to take Bayer’s appeal. We continue to monitor the potential outcomes of this litigation and believe management is positioning for a favorable result.

BNP Paribas was a contributor during the year. The France-headquartered bank’s stock price appreciated due to solid results and a new EUR 1.15 billion share repurchase program. Given the bank’s strong underlying profitability and highly diversified business, we believe it is well-positioned for sustained capital generation and long-term growth.

Top Detractors from Performance

WPP was a detractor during the year. The U.K.-headquartered advertising firm’s stock price declined after weaker-than-expected fourth-quarter 2024 results and 2025 guidance. The results were impacted by client losses, restructuring disruptions, and reduced discretionary client spending. A profit warning in July further affected the stock. We eliminated the holding during the third quarter in favor of more attractive opportunities.

Worldline was a detractor during the year. The France-headquartered transaction and payment processing company’s stock declined steadily due to underwhelming earnings and allegations of covering up client fraud. We met with management and believed the most likely impact would be higher churn in the Small and Medium-Sized Business segment. Despite viewing the stock as attractively valued, we eliminated the holding during the third quarter in favor of other opportunities.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance,
Line Graph [Table Text Block]
	Class Y	MSCI World ex USA Index (Net)
12/2015	$10,000	$10,000
01/2016	$9,154	$9,312
02/2016	$8,971	$9,182
03/2016	$9,756	$9,805
04/2016	$9,893	$10,120
05/2016	$9,631	$10,006
06/2016	$8,983	$9,702
07/2016	$9,692	$10,179
08/2016	$10,086	$10,188
09/2016	$10,217	$10,312
10/2016	$10,410	$10,112
11/2016	$10,506	$9,950
12/2016	$10,819	$10,275
01/2017	$11,326	$10,581
02/2017	$11,389	$10,703
03/2017	$11,887	$10,974
04/2017	$12,413	$11,208
05/2017	$12,582	$11,581
06/2017	$12,635	$11,592
07/2017	$13,250	$11,937
08/2017	$13,196	$11,935
09/2017	$13,793	$12,244
10/2017	$13,917	$12,411
11/2017	$13,837	$12,537
12/2017	$14,040	$12,762
01/2018	$15,051	$13,357
02/2018	$14,176	$12,722
03/2018	$13,715	$12,502
04/2018	$14,004	$12,789
05/2018	$13,364	$12,546
06/2018	$12,967	$12,409
07/2018	$13,327	$12,714
08/2018	$12,678	$12,473
09/2018	$12,804	$12,571
10/2018	$11,523	$11,572
11/2018	$11,360	$11,561
12/2018	$10,681	$10,964
01/2019	$11,649	$11,746
02/2019	$11,934	$12,048
03/2019	$11,658	$12,109
04/2019	$12,522	$12,452
05/2019	$11,165	$11,863
06/2019	$12,057	$12,569
07/2019	$11,763	$12,417
08/2019	$11,412	$12,112
09/2019	$11,953	$12,452
10/2019	$12,636	$12,854
11/2019	$12,836	$13,015
12/2019	$13,312	$13,430
01/2020	$12,468	$13,170
02/2020	$11,358	$12,001
03/2020	$8,158	$10,306
04/2020	$9,091	$11,025
05/2020	$9,532	$11,494
06/2020	$10,200	$11,887
07/2020	$10,328	$12,204
08/2020	$11,152	$12,833
09/2020	$10,514	$12,472
10/2020	$10,249	$11,982
11/2020	$12,929	$13,820
12/2020	$13,887	$14,449
01/2021	$13,601	$14,295
02/2021	$14,804	$14,659
03/2021	$15,129	$15,033
04/2021	$15,514	$15,506
05/2021	$16,245	$16,044
06/2021	$15,801	$15,881
07/2021	$15,465	$15,987
08/2021	$15,406	$16,243
09/2021	$15,001	$15,777
10/2021	$15,534	$16,246
11/2021	$14,379	$15,486
12/2021	$15,132	$16,273
01/2022	$15,333	$15,554
02/2022	$14,228	$15,312
03/2022	$13,837	$15,490
04/2022	$12,993	$14,473
05/2022	$13,646	$14,593
06/2022	$12,230	$13,220
07/2022	$12,612	$13,877
08/2022	$11,668	$13,229
09/2022	$10,383	$12,004
10/2022	$11,146	$12,666
11/2022	$13,013	$14,015
12/2022	$12,755	$13,947
01/2023	$14,537	$15,090
02/2023	$14,291	$14,738
03/2023	$14,609	$15,065
04/2023	$14,876	$15,493
05/2023	$14,169	$14,818
06/2023	$15,040	$15,522
07/2023	$15,655	$16,024
08/2023	$14,733	$15,404
09/2023	$13,923	$14,885
10/2023	$12,960	$14,257
11/2023	$14,313	$15,597
12/2023	$15,211	$16,449
01/2024	$14,605	$16,520
02/2024	$14,814	$16,802
03/2024	$15,221	$17,369
04/2024	$14,778	$16,909
05/2024	$15,353	$17,555
06/2024	$14,558	$17,264
07/2024	$15,061	$17,806
08/2024	$15,374	$18,400
09/2024	$15,876	$18,604
10/2024	$14,935	$17,655
11/2024	$14,674	$17,697
12/2024	$14,466	$17,222
01/2025	$15,373	$18,079
02/2025	$15,815	$18,396
03/2025	$15,642	$18,290
04/2025	$16,160	$19,124
05/2025	$17,120	$20,024
06/2025	$17,649	$20,493
07/2025	$17,401	$20,246
08/2025	$17,951	$21,137
09/2025	$18,415	$21,587
10/2025	$18,512	$21,819
11/2025	$18,544	$22,047
12/2025	$19,232	$22,708

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years	Since Inception 11/3/10
Class Y	32.94%	6.73%	6.76%Footnote Reference*	6.14%Footnote Reference*
MSCI World ex USA Index (Net)	31.85%	9.46%	8.55%	-%

Performance Inception Date	Nov. 03, 2010
No Deduction of Taxes [Text Block]	The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.
Previous Investment Adviser [Text Block]
Updated Performance Information Location [Text Block]	visit im.natixis.com/en-us/products/mutual-funds/price-and-performance
AssetsNet	$ 304,848,423
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 1,539,499
InvestmentCompanyPortfolioTurnover	68.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$304,848,423
# of Portfolio Holdings (including overnight repurchase agreements)	64
Portfolio Turnover Rate	68%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$1,539,499

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	36.0%
Broadline Retail	3.2%
Chemicals	3.3%
IT Services	3.3%
Metals & Mining	3.5%
Hotels, Restaurants & Leisure	3.5%
Insurance	4.5%
Pharmaceuticals	5.8%
Beverages	5.9%
Trading Companies & Distributors	6.8%
Machinery	7.0%
Textiles, Apparel & Luxury Goods	8.5%
Banks	8.7%
Footnote	Description
Footnote*	Net of other assets less liabilities

Country Weightings

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	12.9%
Sweden	3.0%
Korea	3.7%
United States	4.1%
Switzerland	5.2%
Japan	5.4%
Netherlands	8.1%
United Kingdom	13.4%
Germany	19.9%
France	24.3%
Footnote	Description
Footnote*	Net of other assets less liabilities

Largest Holdings [Text Block]

Top Ten Holdings

adidas AG	2.9%
BNP Paribas SA	2.8%
Ashtead Group PLC	2.6%
Glencore PLC	2.5%
Reckitt Benckiser Group PLC	2.5%
Accor SA	2.3%
Bayer AG	2.3%
Dassault Systemes SE	2.3%
Bayerische Motoren Werke AG	2.2%
DSV AS	2.2%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
C000018161
Shareholder Report [Line Items]
Fund Name	Natixis U.S. Equity Opportunities Fund
Class Name	Class A
Trading Symbol	NEFSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Natixis U.S. Equity Opportunities Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class A	$115	1.06%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	1.06%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

The Natixis U.S. Equity Opportunities Fund is composed of two separately managed portfolio sleeves, combining the value expertise of Harris Associates, L.P. ("Harris Associates") with the growth expertise of Loomis, Sayles & Company, L.P. ("Loomis Sayles").

Harris Associates Large Cap Value Sleeve

On an absolute-return basis, the financials sector contributed the most to the return of the Fund, while health care had the only negative contribution.

Top Contributors to Performance

Warner Bros Discovery and Alphabet were both contributors. Warner Bros Discovery stock price surged as multiple parties offered to acquire parts of the business, while Alphabet saw its stock price rise due to impressive annual results and a favorable ruling in the Google Search antitrust case.

Top Detractors from Performance

Fiserv and Centene were both detractors. Fiserv’s stock dropped after disappointing Q3 earnings and reduced growth expectations, while Centene’s stock price declined after it withdrew its 2025 earnings per share guidance and reinstated it at a much lower level due to cost pressures in its businesses.

Loomis Sayles All Cap Growth Sleeve

We are highly selective investors with a long-term, private equity approach to investing. Through our proprietary bottom-up research framework, we look to invest in those few high-quality businesses with sustainable competitive advantages and profitable growth when they trade at a significant discount to our estimate of intrinsic value.

Top Contributors to Performance

Nvidia, Alphabet, Alnylam, Netflix and Monster Beverage were among the top contributors to performance during the year. Stock selection in the consumer staples, industrials and consumer discretionary sectors as well as allocations to the communication services and healthcare sectors contributed to relative performance.

Top Detractors from Performance

NovoNordisk, Salesforce, Mobileye, FactSet and Doximity were among the top detractors to performance during the year. Stock selection in the healthcare, communication services, financials and information technology sectors as well as allocations to the information technology, consumer discretionary, consumer staples and financials sectors detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance,
Line Graph [Table Text Block]
	Class A with load	S&P 500® Index	Russell 1000® Index
12/2015	$9,426	$10,000	$10,000
01/2016	$8,811	$9,504	$9,462
02/2016	$8,685	$9,491	$9,459
03/2016	$9,344	$10,135	$10,117
04/2016	$9,479	$10,174	$10,172
05/2016	$9,727	$10,357	$10,351
06/2016	$9,548	$10,384	$10,374
07/2016	$10,120	$10,766	$10,769
08/2016	$10,272	$10,782	$10,783
09/2016	$10,410	$10,784	$10,792
10/2016	$10,217	$10,587	$10,582
11/2016	$10,472	$10,979	$10,999
12/2016	$10,544	$11,196	$11,205
01/2017	$10,711	$11,408	$11,431
02/2017	$11,070	$11,861	$11,873
03/2017	$11,178	$11,875	$11,881
04/2017	$11,391	$11,997	$12,006
05/2017	$11,768	$12,166	$12,160
06/2017	$11,929	$12,242	$12,244
07/2017	$12,237	$12,494	$12,487
08/2017	$12,299	$12,532	$12,526
09/2017	$12,597	$12,790	$12,793
10/2017	$12,925	$13,089	$13,086
11/2017	$13,177	$13,490	$13,485
12/2017	$13,315	$13,640	$13,636
01/2018	$14,394	$14,421	$14,384
02/2018	$13,839	$13,890	$13,856
03/2018	$13,406	$13,537	$13,541
04/2018	$13,401	$13,589	$13,587
05/2018	$13,829	$13,916	$13,934
06/2018	$13,851	$14,002	$14,024
07/2018	$14,216	$14,523	$14,508
08/2018	$14,662	$14,996	$15,008
09/2018	$14,599	$15,081	$15,065
10/2018	$13,350	$14,050	$13,999
11/2018	$13,759	$14,337	$14,284
12/2018	$12,453	$13,042	$12,983
01/2019	$13,783	$14,087	$14,071
02/2019	$14,173	$14,540	$14,548
03/2019	$14,277	$14,822	$14,801
04/2019	$15,137	$15,422	$15,399
05/2019	$13,938	$14,442	$14,417
06/2019	$14,984	$15,460	$15,430
07/2019	$15,075	$15,682	$15,669
08/2019	$14,475	$15,434	$15,382
09/2019	$14,620	$15,723	$15,649
10/2019	$15,046	$16,063	$15,980
11/2019	$15,810	$16,646	$16,584
12/2019	$16,317	$17,149	$17,063
01/2020	$16,143	$17,142	$17,082
02/2020	$15,151	$15,731	$15,686
03/2020	$13,092	$13,788	$13,613
04/2020	$14,811	$15,555	$15,412
05/2020	$15,652	$16,296	$16,225
06/2020	$16,043	$16,620	$16,584
07/2020	$16,782	$17,558	$17,555
08/2020	$18,082	$18,820	$18,843
09/2020	$17,269	$18,105	$18,155
10/2020	$17,058	$17,623	$17,717
11/2020	$19,102	$19,552	$19,803
12/2020	$19,921	$20,304	$20,640
01/2021	$19,483	$20,099	$20,470
02/2021	$20,758	$20,653	$21,064
03/2021	$21,656	$21,558	$21,861
04/2021	$22,849	$22,708	$23,037
05/2021	$23,315	$22,867	$23,147
06/2021	$23,627	$23,401	$23,727
07/2021	$23,849	$23,956	$24,220
08/2021	$24,654	$24,685	$24,921
09/2021	$23,590	$23,537	$23,776
10/2021	$24,733	$25,186	$25,426
11/2021	$23,860	$25,011	$25,085
12/2021	$24,531	$26,132	$26,101
01/2022	$23,672	$24,780	$24,629
02/2022	$23,006	$24,038	$23,953
03/2022	$23,268	$24,931	$24,762
04/2022	$20,573	$22,757	$22,554
05/2022	$20,792	$22,798	$22,520
06/2022	$18,454	$20,916	$20,634
07/2022	$20,236	$22,845	$22,556
08/2022	$19,762	$21,913	$21,690
09/2022	$17,856	$19,895	$19,683
10/2022	$19,383	$21,506	$21,261
11/2022	$20,697	$22,708	$22,412
12/2022	$19,344	$21,399	$21,108
01/2023	$21,784	$22,744	$22,524
02/2023	$21,177	$22,189	$21,988
03/2023	$21,771	$23,004	$22,683
04/2023	$22,066	$23,363	$22,964
05/2023	$22,601	$23,464	$23,071
06/2023	$24,004	$25,015	$24,629
07/2023	$25,353	$25,818	$25,476
08/2023	$24,832	$25,407	$25,031
09/2023	$23,463	$24,196	$23,854
10/2023	$22,634	$23,687	$23,278
11/2023	$25,006	$25,850	$25,452
12/2023	$26,502	$27,025	$26,708
01/2024	$26,762	$27,479	$27,081
02/2024	$28,313	$28,946	$28,543
03/2024	$29,388	$29,878	$29,458
04/2024	$27,798	$28,657	$28,205
05/2024	$28,491	$30,078	$29,533
06/2024	$29,422	$31,157	$30,510
07/2024	$30,144	$31,537	$30,954
08/2024	$30,504	$32,302	$31,688
09/2024	$31,010	$32,992	$32,366
10/2024	$31,392	$32,692	$32,139
11/2024	$34,170	$34,611	$34,209
12/2024	$33,189	$33,786	$33,255
01/2025	$34,869	$34,727	$34,313
02/2025	$34,248	$34,274	$33,713
03/2025	$32,314	$32,343	$31,762
04/2025	$31,815	$32,124	$31,573
05/2025	$34,091	$34,146	$33,589
06/2025	$36,099	$35,882	$35,290
07/2025	$36,454	$36,687	$36,074
08/2025	$37,178	$37,431	$36,833
09/2025	$38,092	$38,797	$38,110
10/2025	$38,415	$39,706	$38,932
11/2025	$38,037	$39,803	$39,027
12/2025	$38,936	$39,827	$39,030

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years	Since Inception 7/22/05
Class A at NAV	17.32%	14.34%	15.24%	11.82%
Class A with 5.75% MSCFootnote Reference1	10.57%	13.00%	14.56%	11.61%
S&P 500® Index	17.88%	14.42%	14.82%	-%
Russell 1000® Index	17.37%	13.59%	14.59%	-%

Performance Inception Date	Jul. 22, 2005
No Deduction of Taxes [Text Block]	The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.
Previous Investment Adviser [Text Block]
Updated Performance Information Location [Text Block]	visit im.natixis.com/en-us/products/mutual-funds/price-and-performance
AssetsNet	$ 1,319,161,740
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 8,108,060
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,319,161,740
# of Portfolio Holdings (including overnight repurchase agreements)	77
Portfolio Turnover Rate	38%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$8,108,060

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	36.7%
Insurance	3.4%
Financial Services	3.9%
Beverages	4.2%
Entertainment	5.2%
Automobiles	5.3%
Oil, Gas & Consumable Fuels	5.9%
Capital Markets	6.3%
Semiconductors & Semiconductor Equipment	6.5%
Banks	6.5%
Software	7.5%
Interactive Media & Services	8.6%
Footnote	Description
Footnote*	Net of other assets less liabilities

Largest Holdings [Text Block]

Top Ten Holdings

NVIDIA Corp.	5.3%
Alphabet, Inc., Class A	4.9%
Tesla, Inc.	3.6%
Meta Platforms, Inc., Class A	3.4%
Amazon.com, Inc.	2.8%
Netflix, Inc.	2.6%
Salesforce, Inc.	2.4%
Oracle Corp.	2.2%
Citigroup, Inc.	2.1%
Boeing Co.	1.9%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
C000018163
Shareholder Report [Line Items]
Fund Name	Natixis U.S. Equity Opportunities Fund
Class Name	Class C
Trading Symbol	NECCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Natixis U.S. Equity Opportunities Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class C	$196	1.81%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 196
Expense Ratio, Percent	1.81%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

The Natixis U.S. Equity Opportunities Fund is composed of two separately managed portfolio sleeves, combining the value expertise of Harris Associates, L.P. ("Harris Associates") with the growth expertise of Loomis, Sayles & Company, L.P. ("Loomis Sayles").

Harris Associates Large Cap Value Sleeve

On an absolute-return basis, the financials sector contributed the most to the return of the Fund, while health care had the only negative contribution.

Top Contributors to Performance

Warner Bros Discovery and Alphabet were both contributors. Warner Bros Discovery stock price surged as multiple parties offered to acquire parts of the business, while Alphabet saw its stock price rise due to impressive annual results and a favorable ruling in the Google Search antitrust case.

Top Detractors from Performance

Fiserv and Centene were both detractors. Fiserv’s stock dropped after disappointing Q3 earnings and reduced growth expectations, while Centene’s stock price declined after it withdrew its 2025 earnings per share guidance and reinstated it at a much lower level due to cost pressures in its businesses.

Loomis Sayles All Cap Growth Sleeve

We are highly selective investors with a long-term, private equity approach to investing. Through our proprietary bottom-up research framework, we look to invest in those few high-quality businesses with sustainable competitive advantages and profitable growth when they trade at a significant discount to our estimate of intrinsic value.

Top Contributors to Performance

Nvidia, Alphabet, Alnylam, Netflix and Monster Beverage were among the top contributors to performance during the year. Stock selection in the consumer staples, industrials and consumer discretionary sectors as well as allocations to the communication services and healthcare sectors contributed to relative performance.

Top Detractors from Performance

NovoNordisk, Salesforce, Mobileye, FactSet and Doximity were among the top detractors to performance during the year. Stock selection in the healthcare, communication services, financials and information technology sectors as well as allocations to the information technology, consumer discretionary, consumer staples and financials sectors detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance,
Line Graph [Table Text Block]
	Class C	S&P 500® Index	Russell 1000® Index
12/2015	$10,000	$10,000	$10,000
01/2016	$9,340	$9,504	$9,462
02/2016	$9,204	$9,491	$9,459
03/2016	$9,894	$10,135	$10,117
04/2016	$10,032	$10,174	$10,172
05/2016	$10,288	$10,357	$10,351
06/2016	$10,089	$10,384	$10,374
07/2016	$10,691	$10,766	$10,769
08/2016	$10,844	$10,782	$10,783
09/2016	$10,982	$10,784	$10,792
10/2016	$10,772	$10,587	$10,582
11/2016	$11,033	$10,979	$10,999
12/2016	$11,102	$11,196	$11,205
01/2017	$11,272	$11,408	$11,431
02/2017	$11,643	$11,861	$11,873
03/2017	$11,746	$11,875	$11,881
04/2017	$11,963	$11,997	$12,006
05/2017	$12,351	$12,166	$12,160
06/2017	$12,512	$12,242	$12,244
07/2017	$12,828	$12,494	$12,487
08/2017	$12,885	$12,532	$12,526
09/2017	$13,190	$12,790	$12,793
10/2017	$13,527	$13,089	$13,086
11/2017	$13,781	$13,490	$13,485
12/2017	$13,916	$13,640	$13,636
01/2018	$15,036	$14,421	$14,384
02/2018	$14,441	$13,890	$13,856
03/2018	$13,981	$13,537	$13,541
04/2018	$13,975	$13,589	$13,587
05/2018	$14,410	$13,916	$13,934
06/2018	$14,421	$14,002	$14,024
07/2018	$14,795	$14,523	$14,508
08/2018	$15,247	$14,996	$15,008
09/2018	$15,169	$15,081	$15,065
10/2018	$13,863	$14,050	$13,999
11/2018	$14,282	$14,337	$14,284
12/2018	$12,918	$13,042	$12,983
01/2019	$14,291	$14,087	$14,071
02/2019	$14,683	$14,540	$14,548
03/2019	$14,784	$14,822	$14,801
04/2019	$15,662	$15,422	$15,399
05/2019	$14,414	$14,442	$14,417
06/2019	$15,484	$15,460	$15,430
07/2019	$15,570	$15,682	$15,669
08/2019	$14,942	$15,434	$15,382
09/2019	$15,081	$15,723	$15,649
10/2019	$15,510	$16,063	$15,980
11/2019	$16,289	$16,646	$16,584
12/2019	$16,801	$17,149	$17,063
01/2020	$16,608	$17,142	$17,082
02/2020	$15,585	$15,731	$15,686
03/2020	$13,456	$13,788	$13,613
04/2020	$15,212	$15,555	$15,412
05/2020	$16,059	$16,296	$16,225
06/2020	$16,455	$16,620	$16,584
07/2020	$17,208	$17,558	$17,555
08/2020	$18,528	$18,820	$18,843
09/2020	$17,682	$18,105	$18,155
10/2020	$17,449	$17,623	$17,717
11/2020	$19,530	$19,552	$19,803
12/2020	$20,354	$20,304	$20,640
01/2021	$19,899	$20,099	$20,470
02/2021	$21,191	$20,653	$21,064
03/2021	$22,093	$21,558	$21,861
04/2021	$23,288	$22,708	$23,037
05/2021	$23,755	$22,867	$23,147
06/2021	$24,053	$23,401	$23,727
07/2021	$24,262	$23,956	$24,220
08/2021	$25,067	$24,685	$24,921
09/2021	$23,974	$23,537	$23,776
10/2021	$25,116	$25,186	$25,426
11/2021	$24,212	$25,011	$25,085
12/2021	$24,886	$26,132	$26,101
01/2022	$23,996	$24,780	$24,629
02/2022	$23,312	$24,038	$23,953
03/2022	$23,552	$24,931	$24,762
04/2022	$20,817	$22,757	$22,554
05/2022	$21,027	$22,798	$22,520
06/2022	$18,655	$20,916	$20,634
07/2022	$20,434	$22,845	$22,556
08/2022	$19,940	$21,913	$21,690
09/2022	$18,012	$19,895	$19,683
10/2022	$19,532	$21,506	$21,261
11/2022	$20,841	$22,708	$22,412
12/2022	$19,468	$21,399	$21,108
01/2023	$21,925	$22,744	$22,524
02/2023	$21,299	$22,189	$21,988
03/2023	$21,877	$23,004	$22,683
04/2023	$22,156	$23,363	$22,964
05/2023	$22,688	$23,464	$23,071
06/2023	$24,076	$25,015	$24,629
07/2023	$25,415	$25,818	$25,476
08/2023	$24,867	$25,407	$25,031
09/2023	$23,495	$24,196	$23,854
10/2023	$22,640	$23,687	$23,278
11/2023	$24,996	$25,850	$25,452
12/2023	$26,472	$27,025	$26,708
01/2024	$26,728	$27,479	$27,081
02/2024	$28,277	$28,946	$28,543
03/2024	$29,351	$29,878	$29,458
04/2024	$27,763	$28,657	$28,205
05/2024	$28,455	$30,078	$29,533
06/2024	$29,385	$31,157	$30,510
07/2024	$30,106	$31,537	$30,954
08/2024	$30,466	$32,302	$31,688
09/2024	$30,971	$32,992	$32,366
10/2024	$31,353	$32,692	$32,139
11/2024	$34,127	$34,611	$34,209
12/2024	$33,147	$33,786	$33,255
01/2025	$34,825	$34,727	$34,313
02/2025	$34,204	$34,274	$33,713
03/2025	$32,274	$32,343	$31,762
04/2025	$31,775	$32,124	$31,573
05/2025	$34,048	$34,146	$33,589
06/2025	$36,054	$35,882	$35,290
07/2025	$36,408	$36,687	$36,074
08/2025	$37,132	$37,431	$36,833
09/2025	$38,044	$38,797	$38,110
10/2025	$38,366	$39,706	$38,932
11/2025	$37,989	$39,803	$39,027
12/2025	$38,887	$39,827	$39,030

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years	Since Inception 7/22/05
Class C at NAV	16.42%	13.49%	14.55%	11.61%
Class C with 1.00% CDSCFootnote Reference1	15.47%	13.49%	14.55%	11.61%
S&P 500® Index	17.88%	14.42%	14.82%	-%
Russell 1000® Index	17.37%	13.59%	14.59%	-%

Performance Inception Date	Jul. 22, 2005
No Deduction of Taxes [Text Block]	The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.
Previous Investment Adviser [Text Block]
Updated Performance Information Location [Text Block]	visit im.natixis.com/en-us/products/mutual-funds/price-and-performance
AssetsNet	$ 1,319,161,740
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 8,108,060
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,319,161,740
# of Portfolio Holdings (including overnight repurchase agreements)	77
Portfolio Turnover Rate	38%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$8,108,060

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	36.7%
Insurance	3.4%
Financial Services	3.9%
Beverages	4.2%
Entertainment	5.2%
Automobiles	5.3%
Oil, Gas & Consumable Fuels	5.9%
Capital Markets	6.3%
Semiconductors & Semiconductor Equipment	6.5%
Banks	6.5%
Software	7.5%
Interactive Media & Services	8.6%
Footnote	Description
Footnote*	Net of other assets less liabilities

Largest Holdings [Text Block]

Top Ten Holdings

NVIDIA Corp.	5.3%
Alphabet, Inc., Class A	4.9%
Tesla, Inc.	3.6%
Meta Platforms, Inc., Class A	3.4%
Amazon.com, Inc.	2.8%
Netflix, Inc.	2.6%
Salesforce, Inc.	2.4%
Oracle Corp.	2.2%
Citigroup, Inc.	2.1%
Boeing Co.	1.9%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
C000190732
Shareholder Report [Line Items]
Fund Name	Natixis U.S. Equity Opportunities Fund
Class Name	Class N
Trading Symbol	NESNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Natixis U.S. Equity Opportunities Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class N	$82	0.75%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

The Natixis U.S. Equity Opportunities Fund is composed of two separately managed portfolio sleeves, combining the value expertise of Harris Associates, L.P. ("Harris Associates") with the growth expertise of Loomis, Sayles & Company, L.P. ("Loomis Sayles").

Harris Associates Large Cap Value Sleeve

On an absolute-return basis, the financials sector contributed the most to the return of the Fund, while health care had the only negative contribution.

Top Contributors to Performance

Warner Bros Discovery and Alphabet were both contributors. Warner Bros Discovery stock price surged as multiple parties offered to acquire parts of the business, while Alphabet saw its stock price rise due to impressive annual results and a favorable ruling in the Google Search antitrust case.

Top Detractors from Performance

Fiserv and Centene were both detractors. Fiserv’s stock dropped after disappointing Q3 earnings and reduced growth expectations, while Centene’s stock price declined after it withdrew its 2025 earnings per share guidance and reinstated it at a much lower level due to cost pressures in its businesses.

Loomis Sayles All Cap Growth Sleeve

We are highly selective investors with a long-term, private equity approach to investing. Through our proprietary bottom-up research framework, we look to invest in those few high-quality businesses with sustainable competitive advantages and profitable growth when they trade at a significant discount to our estimate of intrinsic value.

Top Contributors to Performance

Nvidia, Alphabet, Alnylam, Netflix and Monster Beverage were among the top contributors to performance during the year. Stock selection in the consumer staples, industrials and consumer discretionary sectors as well as allocations to the communication services and healthcare sectors contributed to relative performance.

Top Detractors from Performance

NovoNordisk, Salesforce, Mobileye, FactSet and Doximity were among the top detractors to performance during the year. Stock selection in the healthcare, communication services, financials and information technology sectors as well as allocations to the information technology, consumer discretionary, consumer staples and financials sectors detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance,
Line Graph [Table Text Block]
	Class N	S&P 500® Index	Russell 1000® Index
05/2017	$10,000	$10,000	$10,000
05/2017	$10,298	$10,123	$10,108
06/2017	$10,439	$10,186	$10,179
07/2017	$10,712	$10,396	$10,380
08/2017	$10,774	$10,428	$10,413
09/2017	$11,037	$10,643	$10,634
10/2017	$11,329	$10,891	$10,878
11/2017	$11,552	$11,225	$11,210
12/2017	$11,678	$11,350	$11,335
01/2018	$12,629	$12,000	$11,957
02/2018	$12,144	$11,557	$11,518
03/2018	$11,766	$11,264	$11,257
04/2018	$11,771	$11,307	$11,295
05/2018	$12,150	$11,579	$11,583
06/2018	$12,173	$11,651	$11,658
07/2018	$12,496	$12,084	$12,061
08/2018	$12,890	$12,478	$12,476
09/2018	$12,840	$12,549	$12,524
10/2018	$11,746	$11,691	$11,637
11/2018	$12,109	$11,929	$11,874
12/2018	$10,965	$10,852	$10,793
01/2019	$12,137	$11,722	$11,697
02/2019	$12,484	$12,098	$12,093
03/2019	$12,581	$12,333	$12,304
04/2019	$13,340	$12,833	$12,801
05/2019	$12,290	$12,017	$11,985
06/2019	$13,216	$12,864	$12,826
07/2019	$13,297	$13,049	$13,026
08/2019	$12,772	$12,842	$12,787
09/2019	$12,905	$13,083	$13,009
10/2019	$13,281	$13,366	$13,284
11/2019	$13,963	$13,851	$13,786
12/2019	$14,412	$14,269	$14,184
01/2020	$14,263	$14,264	$14,200
02/2020	$13,391	$13,090	$13,039
03/2020	$11,573	$11,473	$11,316
04/2020	$13,099	$12,944	$12,812
05/2020	$13,844	$13,560	$13,488
06/2020	$14,196	$13,830	$13,786
07/2020	$14,856	$14,609	$14,593
08/2020	$16,009	$15,660	$15,664
09/2020	$15,292	$15,065	$15,092
10/2020	$15,106	$14,664	$14,728
11/2020	$16,923	$16,269	$16,462
12/2020	$17,652	$16,895	$17,158
01/2021	$17,268	$16,724	$17,017
02/2021	$18,404	$17,185	$17,510
03/2021	$19,209	$17,938	$18,172
04/2021	$20,266	$18,895	$19,151
05/2021	$20,688	$19,027	$19,242
06/2021	$20,970	$19,471	$19,724
07/2021	$21,175	$19,934	$20,134
08/2021	$21,893	$20,540	$20,716
09/2021	$20,954	$19,585	$19,765
10/2021	$21,973	$20,957	$21,136
11/2021	$21,201	$20,812	$20,853
12/2021	$21,805	$21,744	$21,697
01/2022	$21,048	$20,619	$20,474
02/2022	$20,460	$20,002	$19,912
03/2022	$20,698	$20,744	$20,584
04/2022	$18,306	$18,935	$18,749
05/2022	$18,506	$18,970	$18,721
06/2022	$16,432	$17,404	$17,153
07/2022	$18,020	$19,009	$18,750
08/2022	$17,600	$18,234	$18,030
09/2022	$15,909	$16,555	$16,362
10/2022	$17,276	$17,895	$17,674
11/2022	$18,448	$18,895	$18,630
12/2022	$17,251	$17,806	$17,547
01/2023	$19,433	$18,925	$18,724
02/2023	$18,893	$18,463	$18,278
03/2023	$19,428	$19,141	$18,856
04/2023	$19,695	$19,440	$19,090
05/2023	$20,181	$19,524	$19,179
06/2023	$21,436	$20,815	$20,474
07/2023	$22,654	$21,483	$21,178
08/2023	$22,191	$21,141	$20,808
09/2023	$20,973	$20,133	$19,830
10/2023	$20,236	$19,710	$19,351
11/2023	$22,361	$21,510	$21,158
12/2023	$23,710	$22,487	$22,202
01/2024	$23,944	$22,865	$22,512
02/2024	$25,336	$24,086	$23,728
03/2024	$26,310	$24,861	$24,488
04/2024	$24,887	$23,845	$23,446
05/2024	$25,515	$25,028	$24,550
06/2024	$26,362	$25,926	$25,363
07/2024	$27,014	$26,241	$25,732
08/2024	$27,345	$26,878	$26,342
09/2024	$27,798	$27,452	$26,905
10/2024	$28,149	$27,203	$26,717
11/2024	$30,651	$28,800	$28,437
12/2024	$29,779	$28,113	$27,644
01/2025	$31,291	$28,896	$28,524
02/2025	$30,744	$28,519	$28,025
03/2025	$29,018	$26,912	$26,403
04/2025	$28,574	$26,730	$26,246
05/2025	$30,625	$28,412	$27,922
06/2025	$32,437	$29,857	$29,336
07/2025	$32,765	$30,527	$29,988
08/2025	$33,421	$31,146	$30,619
09/2025	$34,254	$32,283	$31,680
10/2025	$34,556	$33,039	$32,364
11/2025	$34,223	$33,120	$32,443
12/2025	$35,044	$33,140	$32,445

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 5/1/17
Class N	17.68%	14.70%	15.57%
S&P 500® Index	17.88%	14.42%	14.77%
Russell 1000® Index	17.37%	13.59%	14.49%

Performance Inception Date	May 01, 2017
No Deduction of Taxes [Text Block]	The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.
Previous Investment Adviser [Text Block]
Updated Performance Information Location [Text Block]	visit im.natixis.com/en-us/products/mutual-funds/price-and-performance
AssetsNet	$ 1,319,161,740
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 8,108,060
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,319,161,740
# of Portfolio Holdings (including overnight repurchase agreements)	77
Portfolio Turnover Rate	38%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$8,108,060

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	36.7%
Insurance	3.4%
Financial Services	3.9%
Beverages	4.2%
Entertainment	5.2%
Automobiles	5.3%
Oil, Gas & Consumable Fuels	5.9%
Capital Markets	6.3%
Semiconductors & Semiconductor Equipment	6.5%
Banks	6.5%
Software	7.5%
Interactive Media & Services	8.6%
Footnote	Description
Footnote*	Net of other assets less liabilities

Largest Holdings [Text Block]

Top Ten Holdings

NVIDIA Corp.	5.3%
Alphabet, Inc., Class A	4.9%
Tesla, Inc.	3.6%
Meta Platforms, Inc., Class A	3.4%
Amazon.com, Inc.	2.8%
Netflix, Inc.	2.6%
Salesforce, Inc.	2.4%
Oracle Corp.	2.2%
Citigroup, Inc.	2.1%
Boeing Co.	1.9%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
C000018164
Shareholder Report [Line Items]
Fund Name	Natixis U.S. Equity Opportunities Fund
Class Name	Class Y
Trading Symbol	NESYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Natixis U.S. Equity Opportunities Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class Y	$88	0.81%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

The Natixis U.S. Equity Opportunities Fund is composed of two separately managed portfolio sleeves, combining the value expertise of Harris Associates, L.P. ("Harris Associates") with the growth expertise of Loomis, Sayles & Company, L.P. ("Loomis Sayles").

Harris Associates Large Cap Value Sleeve

On an absolute-return basis, the financials sector contributed the most to the return of the Fund, while health care had the only negative contribution.

Top Contributors to Performance

Warner Bros Discovery and Alphabet were both contributors. Warner Bros Discovery stock price surged as multiple parties offered to acquire parts of the business, while Alphabet saw its stock price rise due to impressive annual results and a favorable ruling in the Google Search antitrust case.

Top Detractors from Performance

Fiserv and Centene were both detractors. Fiserv’s stock dropped after disappointing Q3 earnings and reduced growth expectations, while Centene’s stock price declined after it withdrew its 2025 earnings per share guidance and reinstated it at a much lower level due to cost pressures in its businesses.

Loomis Sayles All Cap Growth Sleeve

We are highly selective investors with a long-term, private equity approach to investing. Through our proprietary bottom-up research framework, we look to invest in those few high-quality businesses with sustainable competitive advantages and profitable growth when they trade at a significant discount to our estimate of intrinsic value.

Top Contributors to Performance

Nvidia, Alphabet, Alnylam, Netflix and Monster Beverage were among the top contributors to performance during the year. Stock selection in the consumer staples, industrials and consumer discretionary sectors as well as allocations to the communication services and healthcare sectors contributed to relative performance.

Top Detractors from Performance

NovoNordisk, Salesforce, Mobileye, FactSet and Doximity were among the top detractors to performance during the year. Stock selection in the healthcare, communication services, financials and information technology sectors as well as allocations to the information technology, consumer discretionary, consumer staples and financials sectors detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance,
Line Graph [Table Text Block]
	Class Y	S&P 500® Index	Russell 1000® Index
12/2015	$10,000	$10,000	$10,000
01/2016	$9,351	$9,504	$9,462
02/2016	$9,219	$9,491	$9,459
03/2016	$9,921	$10,135	$10,117
04/2016	$10,065	$10,174	$10,172
05/2016	$10,333	$10,357	$10,351
06/2016	$10,141	$10,384	$10,374
07/2016	$10,754	$10,766	$10,769
08/2016	$10,913	$10,782	$10,783
09/2016	$11,063	$10,784	$10,792
10/2016	$10,862	$10,587	$10,582
11/2016	$11,133	$10,979	$10,999
12/2016	$11,213	$11,196	$11,205
01/2017	$11,397	$11,408	$11,431
02/2017	$11,777	$11,861	$11,873
03/2017	$11,897	$11,875	$11,881
04/2017	$12,122	$11,997	$12,006
05/2017	$12,527	$12,166	$12,160
06/2017	$12,701	$12,242	$12,244
07/2017	$13,031	$12,494	$12,487
08/2017	$13,102	$12,532	$12,526
09/2017	$13,423	$12,790	$12,793
10/2017	$13,775	$13,089	$13,086
11/2017	$14,044	$13,490	$13,485
12/2017	$14,196	$13,640	$13,636
01/2018	$15,352	$14,421	$14,384
02/2018	$14,759	$13,890	$13,856
03/2018	$14,299	$13,537	$13,541
04/2018	$14,302	$13,589	$13,587
05/2018	$14,760	$13,916	$13,934
06/2018	$14,784	$14,002	$14,024
07/2018	$15,181	$14,523	$14,508
08/2018	$15,656	$14,996	$15,008
09/2018	$15,592	$15,081	$15,065
10/2018	$14,262	$14,050	$13,999
11/2018	$14,703	$14,337	$14,284
12/2018	$13,310	$13,042	$12,983
01/2019	$14,735	$14,087	$14,071
02/2019	$15,153	$14,540	$14,548
03/2019	$15,270	$14,822	$14,801
04/2019	$16,189	$15,422	$15,399
05/2019	$14,913	$14,442	$14,417
06/2019	$16,035	$15,460	$15,430
07/2019	$16,136	$15,682	$15,669
08/2019	$15,498	$15,434	$15,382
09/2019	$15,656	$15,723	$15,649
10/2019	$16,114	$16,063	$15,980
11/2019	$16,939	$16,646	$16,584
12/2019	$17,484	$17,149	$17,063
01/2020	$17,299	$17,142	$17,082
02/2020	$16,244	$15,731	$15,686
03/2020	$14,036	$13,788	$13,613
04/2020	$15,882	$15,555	$15,412
05/2020	$16,786	$16,296	$16,225
06/2020	$17,209	$16,620	$16,584
07/2020	$18,011	$17,558	$17,555
08/2020	$19,408	$18,820	$18,843
09/2020	$18,541	$18,105	$18,155
10/2020	$18,315	$17,623	$17,717
11/2020	$20,513	$19,552	$19,803
12/2020	$21,393	$20,304	$20,640
01/2021	$20,927	$20,099	$20,470
02/2021	$22,307	$20,653	$21,064
03/2021	$23,280	$21,558	$21,861
04/2021	$24,560	$22,708	$23,037
05/2021	$25,068	$22,867	$23,147
06/2021	$25,409	$23,401	$23,727
07/2021	$25,654	$23,956	$24,220
08/2021	$26,527	$24,685	$24,921
09/2021	$25,386	$23,537	$23,776
10/2021	$26,624	$25,186	$25,426
11/2021	$25,686	$25,011	$25,085
12/2021	$26,415	$26,132	$26,101
01/2022	$25,495	$24,780	$24,629
02/2022	$24,786	$24,038	$23,953
03/2022	$25,070	$24,931	$24,762
04/2022	$22,170	$22,757	$22,554
05/2022	$22,412	$22,798	$22,520
06/2022	$19,898	$20,916	$20,634
07/2022	$21,816	$22,845	$22,556
08/2022	$21,311	$21,913	$21,690
09/2022	$19,262	$19,895	$19,683
10/2022	$20,918	$21,506	$21,261
11/2022	$22,336	$22,708	$22,412
12/2022	$20,881	$21,399	$21,108
01/2023	$23,524	$22,744	$22,524
02/2023	$22,869	$22,189	$21,988
03/2023	$23,519	$23,004	$22,683
04/2023	$23,837	$23,363	$22,964
05/2023	$24,421	$23,464	$23,071
06/2023	$25,940	$25,015	$24,629
07/2023	$27,414	$25,818	$25,476
08/2023	$26,852	$25,407	$25,031
09/2023	$25,378	$24,196	$23,854
10/2023	$24,483	$23,687	$23,278
11/2023	$27,052	$25,850	$25,452
12/2023	$28,681	$27,025	$26,708
01/2024	$28,965	$27,479	$27,081
02/2024	$30,649	$28,946	$28,543
03/2024	$31,825	$29,878	$29,458
04/2024	$30,103	$28,657	$28,205
05/2024	$30,865	$30,078	$29,533
06/2024	$31,882	$31,157	$30,510
07/2024	$32,668	$31,537	$30,954
08/2024	$33,070	$32,302	$31,688
09/2024	$33,619	$32,992	$32,366
10/2024	$34,039	$32,692	$32,139
11/2024	$37,059	$34,611	$34,209
12/2024	$36,006	$33,786	$33,255
01/2025	$37,834	$34,727	$34,313
02/2025	$37,171	$34,274	$33,713
03/2025	$35,082	$32,343	$31,762
04/2025	$34,543	$32,124	$31,573
05/2025	$37,026	$34,146	$33,589
06/2025	$39,206	$35,882	$35,290
07/2025	$39,604	$36,687	$36,074
08/2025	$40,400	$37,431	$36,833
09/2025	$41,399	$38,797	$38,110
10/2025	$41,765	$39,706	$38,932
11/2025	$41,361	$39,803	$39,027
12/2025	$42,349	$39,827	$39,030

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years	Since Inception 1/1/00
Class Y	17.62%	14.63%	15.53%	12.03%
S&P 500® Index	17.88%	14.42%	14.82%	22.32%
Russell 1000® Index	17.37%	13.59%	14.59%	14.49%

Performance Inception Date	Jan. 01, 2000
No Deduction of Taxes [Text Block]	The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.
Previous Investment Adviser [Text Block]
Updated Performance Information Location [Text Block]	visit im.natixis.com/en-us/products/mutual-funds/price-and-performance
AssetsNet	$ 1,319,161,740
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 8,108,060
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,319,161,740
# of Portfolio Holdings (including overnight repurchase agreements)	77
Portfolio Turnover Rate	38%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$8,108,060

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	36.7%
Insurance	3.4%
Financial Services	3.9%
Beverages	4.2%
Entertainment	5.2%
Automobiles	5.3%
Oil, Gas & Consumable Fuels	5.9%
Capital Markets	6.3%
Semiconductors & Semiconductor Equipment	6.5%
Banks	6.5%
Software	7.5%
Interactive Media & Services	8.6%
Footnote	Description
Footnote*	Net of other assets less liabilities

Largest Holdings [Text Block]

Top Ten Holdings

NVIDIA Corp.	5.3%
Alphabet, Inc., Class A	4.9%
Tesla, Inc.	3.6%
Meta Platforms, Inc., Class A	3.4%
Amazon.com, Inc.	2.8%
Netflix, Inc.	2.6%
Salesforce, Inc.	2.4%
Oracle Corp.	2.2%
Citigroup, Inc.	2.1%
Boeing Co.	1.9%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
C000018172
Shareholder Report [Line Items]
Fund Name	Vaughan Nelson Small Cap Fund
Class Name	Class A
Trading Symbol	NEFJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vaughan Nelson Small Cap Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class A	$132	1.25%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 132
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

Top Contributors to Performance

•The largest contributor to performance over the past 12 months was the portfolio's selection within Information Technology led by Coherent Corp.

•Selection within Industrials also contributed to performance with Beacon Roofing Supply, Inc. as the strongest name.

Top Detractors from Performance

•The largest detractor from performance over the past 12 months was security selection and an underweight position within Health Care, an outperforming sector. Globus Medical Inc Class A hindered the sector the most.

•The portfolio's selection within Materials also negatively impacted performance. Eagle Materials Inc. was the weakest name.

Investment Activity

As a result of buys and sells and market action, the portfolio is overweight Industrials, Materials, Consumer Staples, Energy, and Consumer Discretionary while underweight Financials, Health Care, Real Estate, Utilities, Communication Services, and Information Technology.

We continued to sell positions that we believe to be fully valued or that could face increased earnings pressure as we move into the late stages of this economic recovery and added to existing positions or established new positions that met our investment criteria.

We continue to position the portfolio into companies that have lower earnings variability, higher profitability, and stronger balance sheets than the broader investment universe, and where we can get these characteristics at similar valuation levels to the benchmark index. We still do not favor any single industry or sector and continue to look for the characteristics noted above across all industries.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance,
Line Graph [Table Text Block]
	Class A with load	Russell 3000® Index	Russell 2000® Value Index
12/2015	$9,426	$10,000	$10,000
01/2016	$8,709	$9,436	$9,328
02/2016	$8,836	$9,433	$9,392
03/2016	$9,442	$10,097	$10,170
04/2016	$9,627	$10,159	$10,386
05/2016	$9,882	$10,341	$10,576
06/2016	$9,784	$10,362	$10,608
07/2016	$10,142	$10,774	$11,181
08/2016	$10,288	$10,801	$11,458
09/2016	$10,353	$10,818	$11,549
10/2016	$9,996	$10,584	$11,169
11/2016	$11,106	$11,058	$12,652
12/2016	$11,334	$11,274	$13,174
01/2017	$11,351	$11,486	$13,080
02/2017	$11,506	$11,913	$13,269
03/2017	$11,386	$11,921	$13,157
04/2017	$11,254	$12,047	$13,209
05/2017	$11,100	$12,171	$12,797
06/2017	$11,177	$12,280	$13,245
07/2017	$11,206	$12,512	$13,329
08/2017	$11,016	$12,536	$13,001
09/2017	$11,646	$12,842	$13,922
10/2017	$11,818	$13,122	$13,940
11/2017	$12,116	$13,521	$14,344
12/2017	$12,046	$13,656	$14,207
01/2018	$12,271	$14,375	$14,382
02/2018	$11,775	$13,846	$13,663
03/2018	$11,794	$13,568	$13,832
04/2018	$11,839	$13,619	$14,071
05/2018	$12,264	$14,004	$14,890
06/2018	$12,198	$14,095	$14,980
07/2018	$12,443	$14,563	$15,245
08/2018	$12,848	$15,074	$15,608
09/2018	$12,562	$15,099	$15,221
10/2018	$11,375	$13,988	$13,858
11/2018	$11,660	$14,268	$14,081
12/2018	$10,258	$12,940	$12,379
01/2019	$11,335	$14,051	$13,733
02/2019	$12,058	$14,545	$14,267
03/2019	$11,803	$14,757	$13,856
04/2019	$12,281	$15,346	$14,380
05/2019	$11,467	$14,353	$13,205
06/2019	$12,133	$15,361	$14,046
07/2019	$12,388	$15,590	$14,069
08/2019	$12,002	$15,272	$13,284
09/2019	$12,331	$15,540	$13,966
10/2019	$12,339	$15,874	$14,304
11/2019	$12,512	$16,478	$14,639
12/2019	$12,788	$16,954	$15,151
01/2020	$12,506	$16,935	$14,334
02/2020	$11,223	$15,549	$12,941
03/2020	$8,964	$13,410	$9,748
04/2020	$9,954	$15,187	$10,951
05/2020	$10,529	$15,999	$11,265
06/2020	$10,421	$16,364	$11,591
07/2020	$10,788	$17,294	$11,830
08/2020	$11,305	$18,546	$12,468
09/2020	$10,888	$17,871	$11,887
10/2020	$10,972	$17,485	$12,313
11/2020	$12,841	$19,613	$14,690
12/2020	$13,927	$20,495	$15,853
01/2021	$13,918	$20,404	$16,688
02/2021	$15,203	$21,042	$18,255
03/2021	$15,621	$21,796	$19,209
04/2021	$16,438	$22,919	$19,598
05/2021	$16,964	$23,024	$20,208
06/2021	$16,764	$23,592	$20,085
07/2021	$16,347	$23,991	$19,366
08/2021	$16,680	$24,675	$19,885
09/2021	$16,455	$23,568	$19,486
10/2021	$17,198	$25,161	$20,229
11/2021	$17,081	$24,778	$19,538
12/2021	$18,138	$25,754	$20,335
01/2022	$17,133	$24,239	$19,150
02/2022	$17,539	$23,628	$19,467
03/2022	$17,742	$24,395	$19,847
04/2022	$16,620	$22,206	$18,307
05/2022	$17,149	$22,176	$18,658
06/2022	$15,780	$20,321	$16,815
07/2022	$17,191	$22,227	$18,443
08/2022	$16,475	$21,397	$17,860
09/2022	$15,085	$19,413	$16,040
10/2022	$16,516	$21,005	$18,059
11/2022	$17,408	$22,102	$18,611
12/2022	$16,289	$20,808	$17,390
01/2023	$17,846	$22,241	$19,050
02/2023	$17,889	$21,721	$18,610
03/2023	$17,535	$22,302	$17,276
04/2023	$17,105	$22,539	$16,845
05/2023	$16,847	$22,627	$16,514
06/2023	$18,662	$24,172	$17,825
07/2023	$19,220	$25,039	$19,171
08/2023	$18,952	$24,555	$18,248
09/2023	$17,771	$23,386	$17,298
10/2023	$16,751	$22,766	$16,266
11/2023	$18,265	$24,888	$17,730
12/2023	$20,331	$26,209	$19,937
01/2024	$19,890	$26,499	$19,031
02/2024	$20,611	$27,933	$19,654
03/2024	$21,591	$28,835	$20,515
04/2024	$20,213	$27,566	$19,208
05/2024	$21,064	$28,868	$20,107
06/2024	$20,816	$29,762	$19,768
07/2024	$22,259	$30,315	$22,177
08/2024	$21,871	$30,975	$21,761
09/2024	$21,774	$31,616	$21,774
10/2024	$21,236	$31,384	$21,434
11/2024	$23,293	$33,471	$23,501
12/2024	$21,307	$32,448	$21,543
01/2025	$22,377	$33,473	$21,985
02/2025	$21,373	$32,831	$21,144
03/2025	$20,204	$30,916	$19,875
04/2025	$19,221	$30,709	$19,077
05/2025	$19,942	$32,655	$19,878
06/2025	$20,947	$34,314	$20,862
07/2025	$21,602	$35,070	$21,230
08/2025	$22,694	$35,881	$23,028
09/2025	$22,716	$37,120	$23,491
10/2025	$22,902	$37,915	$23,550
11/2025	$23,688	$38,019	$24,212
12/2025	$23,838	$38,012	$24,256

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years	Since Inception 7/18/05
Class A at NAV	11.88%	11.35%	9.72%	9.33%
Class A with 5.75% MSCFootnote Reference1	5.45%	10.04%	9.08%	9.11%
Russell 3000® Index	17.15%	13.15%	14.29%	-%
Russell 2000® Value Index	12.59%	8.88%	9.27%	-%

Performance Inception Date	Jul. 18, 2005
No Deduction of Taxes [Text Block]	The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.
Previous Investment Adviser [Text Block]
Material Change Date	Dec. 31, 2025
Updated Performance Information Location [Text Block]	visit im.natixis.com/en-us/products/mutual-funds/price-and-performance
AssetsNet	$ 1,292,604,415
Holdings Count | Holding	65
Advisory Fees Paid, Amount	$ 11,034,612
InvestmentCompanyPortfolioTurnover	120.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,292,604,415
# of Portfolio Holdings (including overnight repurchase agreements)	65
Portfolio Turnover Rate	120%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$11,034,612

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	35.2%
Short-Term Investments	3.5%
Exchange-Traded Funds	4.9%
Building Products	3.2%
Capital Markets	3.4%
Gas Utilities	3.5%
Electronic Equipment, Instruments & Components	3.7%
Aerospace & Defense	4.0%
Insurance	4.2%
Specialty Retail	4.2%
Chemicals	4.7%
Oil, Gas & Consumable Fuels	5.6%
Trading Companies & Distributors	6.0%
Machinery	6.8%
Banks	7.1%
Footnote	Description
Footnote*	Net of other assets less liabilities

Largest Holdings [Text Block]

Top Ten Holdings

iShares Russell 2000 Value ETF	4.9%
Cushman & Wakefield Ltd.	2.5%
Element Solutions, Inc.	2.5%
Zions Bancorp NA	2.4%
Cullen/Frost Bankers, Inc.	2.4%
Artisan Partners Asset Management, Inc., Class A	2.4%
Prosperity Bancshares, Inc.	2.3%
Coca-Cola Consolidated, Inc.	2.2%
Selective Insurance Group, Inc.	2.2%
GATX Corp.	2.1%

Material Fund Change [Text Block]

Material Fund Changes

For the year ended December 31, 2025, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 225-5478 or through your financial intermediary.

Name change: Effective May 1, 2025, the Board of Trustees approved a change in the name of the Fund to Vaughan Nelson Small Cap Fund (formerly Vaughan Nelson Small Cap Value Fund).

Material Fund Change Name [Text Block]	Name change: Effective May 1, 2025, the Board of Trustees approved a change in the name of the Fund to Vaughan Nelson Small Cap Fund (formerly Vaughan Nelson Small Cap Value Fund).
Summary of Change Legend [Text Block]

For the year ended December 31, 2025, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 225-5478 or through your financial intermediary.

Updated Prospectus Phone Number	(800) 225-5478
Updated Prospectus Web Address	im.natixis.com/funddocuments
C000018174
Shareholder Report [Line Items]
Fund Name	Vaughan Nelson Small Cap Fund
Class Name	Class C
Trading Symbol	NEJCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vaughan Nelson Small Cap Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class C	$211	2.00%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 211
Expense Ratio, Percent	2.00%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

Top Contributors to Performance

•The largest contributor to performance over the past 12 months was the portfolio's selection within Information Technology led by Coherent Corp.

•Selection within Industrials also contributed to performance with Beacon Roofing Supply, Inc. as the strongest name.

Top Detractors from Performance

•The largest detractor from performance over the past 12 months was security selection and an underweight position within Health Care, an outperforming sector. Globus Medical Inc Class A hindered the sector the most.

•The portfolio's selection within Materials also negatively impacted performance. Eagle Materials Inc. was the weakest name.

Investment Activity

As a result of buys and sells and market action, the portfolio is overweight Industrials, Materials, Consumer Staples, Energy, and Consumer Discretionary while underweight Financials, Health Care, Real Estate, Utilities, Communication Services, and Information Technology.

We continued to sell positions that we believe to be fully valued or that could face increased earnings pressure as we move into the late stages of this economic recovery and added to existing positions or established new positions that met our investment criteria.

We continue to position the portfolio into companies that have lower earnings variability, higher profitability, and stronger balance sheets than the broader investment universe, and where we can get these characteristics at similar valuation levels to the benchmark index. We still do not favor any single industry or sector and continue to look for the characteristics noted above across all industries.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance,
Line Graph [Table Text Block]
	Class C	Russell 3000® Index	Russell 2000® Value Index
12/2015	$10,000	$10,000	$10,000
01/2016	$9,233	$9,436	$9,328
02/2016	$9,362	$9,433	$9,392
03/2016	$10,000	$10,097	$10,170
04/2016	$10,184	$10,159	$10,386
05/2016	$10,450	$10,341	$10,576
06/2016	$10,342	$10,362	$10,608
07/2016	$10,715	$10,774	$11,181
08/2016	$10,857	$10,801	$11,458
09/2016	$10,923	$10,818	$11,549
10/2016	$10,533	$10,584	$11,169
11/2016	$11,703	$11,058	$12,652
12/2016	$11,932	$11,274	$13,174
01/2017	$11,941	$11,486	$13,080
02/2017	$12,103	$11,913	$13,269
03/2017	$11,968	$11,921	$13,157
04/2017	$11,825	$12,047	$13,209
05/2017	$11,644	$12,171	$12,797
06/2017	$11,730	$12,280	$13,245
07/2017	$11,749	$12,512	$13,329
08/2017	$11,539	$12,536	$13,001
09/2017	$12,196	$12,842	$13,922
10/2017	$12,367	$13,122	$13,940
11/2017	$12,671	$13,521	$14,344
12/2017	$12,588	$13,656	$14,207
01/2018	$12,815	$14,375	$14,382
02/2018	$12,297	$13,846	$13,663
03/2018	$12,297	$13,568	$13,832
04/2018	$12,339	$13,619	$14,071
05/2018	$12,781	$14,004	$14,890
06/2018	$12,702	$14,095	$14,980
07/2018	$12,939	$14,563	$15,245
08/2018	$13,358	$15,074	$15,608
09/2018	$13,041	$15,099	$15,221
10/2018	$11,807	$13,988	$13,858
11/2018	$12,090	$14,268	$14,081
12/2018	$10,635	$12,940	$12,379
01/2019	$11,747	$14,051	$13,733
02/2019	$12,494	$14,545	$14,267
03/2019	$12,212	$14,757	$13,856
04/2019	$12,696	$15,346	$14,380
05/2019	$11,848	$14,353	$13,205
06/2019	$12,530	$15,361	$14,046
07/2019	$12,795	$15,590	$14,069
08/2019	$12,380	$15,272	$13,284
09/2019	$12,712	$15,540	$13,966
10/2019	$12,712	$15,874	$14,304
11/2019	$12,879	$16,478	$14,639
12/2019	$13,155	$16,954	$15,151
01/2020	$12,869	$16,935	$14,334
02/2020	$11,527	$15,549	$12,941
03/2020	$9,212	$13,410	$9,748
04/2020	$10,212	$15,187	$10,951
05/2020	$10,791	$15,999	$11,265
06/2020	$10,689	$16,364	$11,591
07/2020	$11,047	$17,294	$11,830
08/2020	$11,575	$18,546	$12,468
09/2020	$11,149	$17,871	$11,887
10/2020	$11,217	$17,485	$12,313
11/2020	$13,127	$19,613	$14,690
12/2020	$14,218	$20,495	$15,853
01/2021	$14,201	$20,404	$16,688
02/2021	$15,514	$21,042	$18,255
03/2021	$15,923	$21,796	$19,209
04/2021	$16,758	$22,919	$19,598
05/2021	$17,269	$23,024	$20,208
06/2021	$17,065	$23,592	$20,085
07/2021	$16,622	$23,991	$19,366
08/2021	$16,946	$24,675	$19,885
09/2021	$16,707	$23,568	$19,486
10/2021	$17,457	$25,161	$20,229
11/2021	$17,321	$24,778	$19,538
12/2021	$18,405	$25,754	$20,335
01/2022	$17,344	$24,239	$19,150
02/2022	$17,742	$23,628	$19,467
03/2022	$17,954	$24,395	$19,847
04/2022	$16,797	$22,206	$18,307
05/2022	$17,331	$22,176	$18,658
06/2022	$15,927	$20,321	$16,815
07/2022	$17,359	$22,227	$18,443
08/2022	$16,629	$21,397	$17,860
09/2022	$15,196	$19,413	$16,040
10/2022	$16,629	$21,005	$18,059
11/2022	$17,528	$22,102	$18,611
12/2022	$16,378	$20,808	$17,390
01/2023	$17,954	$22,241	$19,050
02/2023	$17,985	$21,721	$18,610
03/2023	$17,614	$22,302	$17,276
04/2023	$17,151	$22,539	$16,845
05/2023	$16,904	$22,627	$16,514
06/2023	$18,696	$24,172	$17,825
07/2023	$19,252	$25,039	$19,171
08/2023	$18,974	$24,555	$18,248
09/2023	$17,769	$23,386	$17,298
10/2023	$16,749	$22,766	$16,266
11/2023	$18,263	$24,888	$17,730
12/2023	$20,298	$26,209	$19,937
01/2024	$19,860	$26,499	$19,031
02/2024	$20,581	$27,933	$19,654
03/2024	$21,559	$28,835	$20,515
04/2024	$20,183	$27,566	$19,208
05/2024	$21,032	$28,868	$20,107
06/2024	$20,785	$29,762	$19,768
07/2024	$22,226	$30,315	$22,177
08/2024	$21,839	$30,975	$21,761
09/2024	$21,742	$31,616	$21,774
10/2024	$21,204	$31,384	$21,434
11/2024	$23,258	$33,471	$23,501
12/2024	$21,275	$32,448	$21,543
01/2025	$22,344	$33,473	$21,985
02/2025	$21,341	$32,831	$21,144
03/2025	$20,174	$30,916	$19,875
04/2025	$19,193	$30,709	$19,077
05/2025	$19,912	$32,655	$19,878
06/2025	$20,916	$34,314	$20,862
07/2025	$21,570	$35,070	$21,230
08/2025	$22,660	$35,881	$23,028
09/2025	$22,682	$37,120	$23,491
10/2025	$22,868	$37,915	$23,550
11/2025	$23,653	$38,019	$24,212
12/2025	$23,803	$38,012	$24,256

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years	Since Inception 7/18/05
Class C at NAV	11.11%	10.53%	9.06%	9.11%
Class C with 1.00% CDSCFootnote Reference1	10.17%	10.53%	9.06%	9.11%
Russell 3000® Index	17.15%	13.15%	14.29%	-%
Russell 2000® Value Index	12.59%	8.88%	9.27%	-%

Performance Inception Date	Jul. 18, 2005
No Deduction of Taxes [Text Block]	The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.
Previous Investment Adviser [Text Block]
Material Change Date	Dec. 31, 2025
Updated Performance Information Location [Text Block]	visit im.natixis.com/en-us/products/mutual-funds/price-and-performance
AssetsNet	$ 1,292,604,415
Holdings Count | Holding	65
Advisory Fees Paid, Amount	$ 11,034,612
InvestmentCompanyPortfolioTurnover	120.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,292,604,415
# of Portfolio Holdings (including overnight repurchase agreements)	65
Portfolio Turnover Rate	120%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$11,034,612

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	35.2%
Short-Term Investments	3.5%
Exchange-Traded Funds	4.9%
Building Products	3.2%
Capital Markets	3.4%
Gas Utilities	3.5%
Electronic Equipment, Instruments & Components	3.7%
Aerospace & Defense	4.0%
Insurance	4.2%
Specialty Retail	4.2%
Chemicals	4.7%
Oil, Gas & Consumable Fuels	5.6%
Trading Companies & Distributors	6.0%
Machinery	6.8%
Banks	7.1%
Footnote	Description
Footnote*	Net of other assets less liabilities

Largest Holdings [Text Block]

Top Ten Holdings

iShares Russell 2000 Value ETF	4.9%
Cushman & Wakefield Ltd.	2.5%
Element Solutions, Inc.	2.5%
Zions Bancorp NA	2.4%
Cullen/Frost Bankers, Inc.	2.4%
Artisan Partners Asset Management, Inc., Class A	2.4%
Prosperity Bancshares, Inc.	2.3%
Coca-Cola Consolidated, Inc.	2.2%
Selective Insurance Group, Inc.	2.2%
GATX Corp.	2.1%

Material Fund Change [Text Block]

Material Fund Changes

For the year ended December 31, 2025, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 225-5478 or through your financial intermediary.

Name change: Effective May 1, 2025, the Board of Trustees approved a change in the name of the Fund to Vaughan Nelson Small Cap Fund (formerly Vaughan Nelson Small Cap Value Fund).

Material Fund Change Name [Text Block]	Name change: Effective May 1, 2025, the Board of Trustees approved a change in the name of the Fund to Vaughan Nelson Small Cap Fund (formerly Vaughan Nelson Small Cap Value Fund).
Summary of Change Legend [Text Block]

For the year ended December 31, 2025, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 225-5478 or through your financial intermediary.

Updated Prospectus Phone Number	(800) 225-5478
Updated Prospectus Web Address	im.natixis.com/funddocuments
C000190733
Shareholder Report [Line Items]
Fund Name	Vaughan Nelson Small Cap Fund
Class Name	Class N
Trading Symbol	VSCNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vaughan Nelson Small Cap Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class N	$100	0.94%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

Top Contributors to Performance

•The largest contributor to performance over the past 12 months was the portfolio's selection within Information Technology led by Coherent Corp.

•Selection within Industrials also contributed to performance with Beacon Roofing Supply, Inc. as the strongest name.

Top Detractors from Performance

•The largest detractor from performance over the past 12 months was security selection and an underweight position within Health Care, an outperforming sector. Globus Medical Inc Class A hindered the sector the most.

•The portfolio's selection within Materials also negatively impacted performance. Eagle Materials Inc. was the weakest name.

Investment Activity

As a result of buys and sells and market action, the portfolio is overweight Industrials, Materials, Consumer Staples, Energy, and Consumer Discretionary while underweight Financials, Health Care, Real Estate, Utilities, Communication Services, and Information Technology.

We continued to sell positions that we believe to be fully valued or that could face increased earnings pressure as we move into the late stages of this economic recovery and added to existing positions or established new positions that met our investment criteria.

We continue to position the portfolio into companies that have lower earnings variability, higher profitability, and stronger balance sheets than the broader investment universe, and where we can get these characteristics at similar valuation levels to the benchmark index. We still do not favor any single industry or sector and continue to look for the characteristics noted above across all industries.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance,
Line Graph [Table Text Block]
	Class N	Russell 3000® Index	Russell 2000® Value Index
05/2017	$10,000	$10,000	$10,000
05/2017	$9,852	$10,080	$9,648
06/2017	$9,923	$10,171	$9,985
07/2017	$9,954	$10,363	$10,048
08/2017	$9,790	$10,383	$9,801
09/2017	$10,353	$10,636	$10,495
10/2017	$10,512	$10,869	$10,509
11/2017	$10,777	$11,199	$10,813
12/2017	$10,717	$11,310	$10,710
01/2018	$10,922	$11,907	$10,842
02/2018	$10,485	$11,468	$10,300
03/2018	$10,501	$11,238	$10,427
04/2018	$10,546	$11,280	$10,608
05/2018	$10,927	$11,599	$11,225
06/2018	$10,876	$11,675	$11,293
07/2018	$11,092	$12,062	$11,493
08/2018	$11,457	$12,486	$11,766
09/2018	$11,206	$12,506	$11,474
10/2018	$10,153	$11,585	$10,447
11/2018	$10,409	$11,817	$10,615
12/2018	$9,166	$10,718	$9,332
01/2019	$10,126	$11,638	$10,353
02/2019	$10,778	$12,047	$10,755
03/2019	$10,553	$12,223	$10,445
04/2019	$10,989	$12,711	$10,840
05/2019	$10,260	$11,888	$9,955
06/2019	$10,863	$12,723	$10,589
07/2019	$11,094	$12,912	$10,606
08/2019	$10,744	$12,649	$10,014
09/2019	$11,045	$12,871	$10,528
10/2019	$11,052	$13,148	$10,783
11/2019	$11,213	$13,648	$11,036
12/2019	$11,464	$14,042	$11,422
01/2020	$11,217	$14,027	$10,806
02/2020	$10,063	$12,878	$9,756
03/2020	$8,039	$11,107	$7,349
04/2020	$8,928	$12,578	$8,256
05/2020	$9,449	$13,251	$8,492
06/2020	$9,356	$13,554	$8,738
07/2020	$9,691	$14,324	$8,919
08/2020	$10,155	$15,361	$9,399
09/2020	$9,784	$14,802	$8,962
10/2020	$9,855	$14,483	$9,282
11/2020	$11,545	$16,244	$11,074
12/2020	$12,527	$16,975	$11,951
01/2021	$12,520	$16,900	$12,580
02/2021	$13,678	$17,428	$13,762
03/2021	$14,064	$18,053	$14,481
04/2021	$14,800	$18,983	$14,774
05/2021	$15,272	$19,070	$15,234
06/2021	$15,101	$19,540	$15,142
07/2021	$14,729	$19,871	$14,600
08/2021	$15,029	$20,437	$14,991
09/2021	$14,836	$19,520	$14,690
10/2021	$15,508	$20,840	$15,250
11/2021	$15,408	$20,523	$14,730
12/2021	$16,365	$21,331	$15,330
01/2022	$15,459	$20,076	$14,436
02/2022	$15,830	$19,570	$14,675
03/2022	$16,020	$20,205	$14,962
04/2022	$15,005	$18,392	$13,801
05/2022	$15,490	$18,367	$14,066
06/2022	$14,256	$16,831	$12,677
07/2022	$15,543	$18,410	$13,904
08/2022	$14,891	$17,723	$13,464
09/2022	$13,639	$16,079	$12,092
10/2022	$14,943	$17,398	$13,614
11/2022	$15,754	$18,306	$14,030
12/2022	$14,737	$17,234	$13,110
01/2023	$16,160	$18,421	$14,361
02/2023	$16,187	$17,991	$14,030
03/2023	$15,877	$18,472	$13,024
04/2023	$15,485	$18,668	$12,699
05/2023	$15,257	$18,741	$12,449
06/2023	$16,908	$20,021	$13,438
07/2023	$17,418	$20,738	$14,452
08/2023	$17,181	$20,338	$13,757
09/2023	$16,114	$19,369	$13,040
10/2023	$15,202	$18,856	$12,263
11/2023	$16,579	$20,614	$13,366
12/2023	$18,456	$21,708	$15,030
01/2024	$18,053	$21,948	$14,347
02/2024	$18,722	$23,136	$14,817
03/2024	$19,611	$23,883	$15,466
04/2024	$18,364	$22,832	$14,481
05/2024	$19,143	$23,910	$15,158
06/2024	$18,923	$24,651	$14,902
07/2024	$20,234	$25,109	$16,719
08/2024	$19,895	$25,655	$16,405
09/2024	$19,803	$26,186	$16,415
10/2024	$19,318	$25,994	$16,158
11/2024	$21,196	$27,723	$17,717
12/2024	$19,394	$26,876	$16,241
01/2025	$20,380	$27,724	$16,574
02/2025	$19,468	$27,193	$15,940
03/2025	$18,407	$25,607	$14,983
04/2025	$17,514	$25,435	$14,382
05/2025	$18,175	$27,047	$14,986
06/2025	$19,096	$28,421	$15,727
07/2025	$19,692	$29,047	$16,005
08/2025	$20,697	$29,719	$17,361
09/2025	$20,725	$30,745	$17,710
10/2025	$20,901	$31,404	$17,754
11/2025	$21,627	$31,490	$18,253
12/2025	$21,763	$31,484	$18,286

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 5/1/17
Class N	12.22%	11.68%	9.39%
Russell 3000® Index	17.15%	13.15%	14.09%
Russell 2000® Value Index	12.59%	8.88%	7.18%

Performance Inception Date	May 01, 2017
No Deduction of Taxes [Text Block]	The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.
Previous Investment Adviser [Text Block]
Material Change Date	Dec. 31, 2025
Updated Performance Information Location [Text Block]	visit im.natixis.com/en-us/products/mutual-funds/price-and-performance
AssetsNet	$ 1,292,604,415
Holdings Count | Holding	65
Advisory Fees Paid, Amount	$ 11,034,612
InvestmentCompanyPortfolioTurnover	120.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,292,604,415
# of Portfolio Holdings (including overnight repurchase agreements)	65
Portfolio Turnover Rate	120%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$11,034,612

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	35.2%
Short-Term Investments	3.5%
Exchange-Traded Funds	4.9%
Building Products	3.2%
Capital Markets	3.4%
Gas Utilities	3.5%
Electronic Equipment, Instruments & Components	3.7%
Aerospace & Defense	4.0%
Insurance	4.2%
Specialty Retail	4.2%
Chemicals	4.7%
Oil, Gas & Consumable Fuels	5.6%
Trading Companies & Distributors	6.0%
Machinery	6.8%
Banks	7.1%
Footnote	Description
Footnote*	Net of other assets less liabilities

Largest Holdings [Text Block]

Top Ten Holdings

iShares Russell 2000 Value ETF	4.9%
Cushman & Wakefield Ltd.	2.5%
Element Solutions, Inc.	2.5%
Zions Bancorp NA	2.4%
Cullen/Frost Bankers, Inc.	2.4%
Artisan Partners Asset Management, Inc., Class A	2.4%
Prosperity Bancshares, Inc.	2.3%
Coca-Cola Consolidated, Inc.	2.2%
Selective Insurance Group, Inc.	2.2%
GATX Corp.	2.1%

Material Fund Change [Text Block]

Material Fund Changes

For the year ended December 31, 2025, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 225-5478 or through your financial intermediary.

Name change: Effective May 1, 2025, the Board of Trustees approved a change in the name of the Fund to Vaughan Nelson Small Cap Fund (formerly Vaughan Nelson Small Cap Value Fund).

Material Fund Change Name [Text Block]	Name change: Effective May 1, 2025, the Board of Trustees approved a change in the name of the Fund to Vaughan Nelson Small Cap Fund (formerly Vaughan Nelson Small Cap Value Fund).
Summary of Change Legend [Text Block]

For the year ended December 31, 2025, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 225-5478 or through your financial intermediary.

Updated Prospectus Phone Number	(800) 225-5478
Updated Prospectus Web Address	im.natixis.com/funddocuments
C000069268
Shareholder Report [Line Items]
Fund Name	Vaughan Nelson Small Cap Fund
Class Name	Class Y
Trading Symbol	NEJYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vaughan Nelson Small Cap Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class Y	$106	1.00%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

Top Contributors to Performance

•The largest contributor to performance over the past 12 months was the portfolio's selection within Information Technology led by Coherent Corp.

•Selection within Industrials also contributed to performance with Beacon Roofing Supply, Inc. as the strongest name.

Top Detractors from Performance

•The largest detractor from performance over the past 12 months was security selection and an underweight position within Health Care, an outperforming sector. Globus Medical Inc Class A hindered the sector the most.

•The portfolio's selection within Materials also negatively impacted performance. Eagle Materials Inc. was the weakest name.

Investment Activity

As a result of buys and sells and market action, the portfolio is overweight Industrials, Materials, Consumer Staples, Energy, and Consumer Discretionary while underweight Financials, Health Care, Real Estate, Utilities, Communication Services, and Information Technology.

We continued to sell positions that we believe to be fully valued or that could face increased earnings pressure as we move into the late stages of this economic recovery and added to existing positions or established new positions that met our investment criteria.

We continue to position the portfolio into companies that have lower earnings variability, higher profitability, and stronger balance sheets than the broader investment universe, and where we can get these characteristics at similar valuation levels to the benchmark index. We still do not favor any single industry or sector and continue to look for the characteristics noted above across all industries.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance,
Line Graph [Table Text Block]
	Class Y	Russell 3000® Index	Russell 2000® Value Index
12/2015	$10,000	$10,000	$10,000
01/2016	$9,242	$9,436	$9,328
02/2016	$9,379	$9,433	$9,392
03/2016	$10,027	$10,097	$10,170
04/2016	$10,224	$10,159	$10,386
05/2016	$10,499	$10,341	$10,576
06/2016	$10,398	$10,362	$10,608
07/2016	$10,778	$10,774	$11,181
08/2016	$10,935	$10,801	$11,458
09/2016	$11,008	$10,818	$11,549
10/2016	$10,627	$10,584	$11,169
11/2016	$11,808	$11,058	$12,652
12/2016	$12,053	$11,274	$13,174
01/2017	$12,077	$11,486	$13,080
02/2017	$12,243	$11,913	$13,269
03/2017	$12,118	$11,921	$13,157
04/2017	$11,982	$12,047	$13,209
05/2017	$11,817	$12,171	$12,797
06/2017	$11,909	$12,280	$13,245
07/2017	$11,939	$12,512	$13,329
08/2017	$11,737	$12,536	$13,001
09/2017	$12,412	$12,842	$13,922
10/2017	$12,602	$13,122	$13,940
11/2017	$12,915	$13,521	$14,344
12/2017	$12,848	$13,656	$14,207
01/2018	$13,087	$14,375	$14,382
02/2018	$12,563	$13,846	$13,663
03/2018	$12,583	$13,568	$13,832
04/2018	$12,636	$13,619	$14,071
05/2018	$13,093	$14,004	$14,890
06/2018	$13,025	$14,095	$14,980
07/2018	$13,285	$14,563	$15,245
08/2018	$13,721	$15,074	$15,608
09/2018	$13,421	$15,099	$15,221
10/2018	$12,158	$13,988	$13,858
11/2018	$12,459	$14,268	$14,081
12/2018	$10,971	$12,940	$12,379
01/2019	$12,111	$14,051	$13,733
02/2019	$12,900	$14,545	$14,267
03/2019	$12,623	$14,757	$13,856
04/2019	$13,136	$15,346	$14,380
05/2019	$12,272	$14,353	$13,205
06/2019	$12,985	$15,361	$14,046
07/2019	$13,262	$15,590	$14,069
08/2019	$12,842	$15,272	$13,284
09/2019	$13,203	$15,540	$13,966
10/2019	$13,212	$15,874	$14,304
11/2019	$13,405	$16,478	$14,639
12/2019	$13,700	$16,954	$15,151
01/2020	$13,413	$16,935	$14,334
02/2020	$12,033	$15,549	$12,941
03/2020	$9,613	$13,410	$9,748
04/2020	$10,676	$15,187	$10,951
05/2020	$11,290	$15,999	$11,265
06/2020	$11,179	$16,364	$11,591
07/2020	$11,580	$17,294	$11,830
08/2020	$12,134	$18,546	$12,468
09/2020	$11,691	$17,871	$11,887
10/2020	$11,776	$17,485	$12,313
11/2020	$13,797	$19,613	$14,690
12/2020	$14,965	$20,495	$15,853
01/2021	$14,956	$20,404	$16,688
02/2021	$16,341	$21,042	$18,255
03/2021	$16,794	$21,796	$19,209
04/2021	$17,683	$22,919	$19,598
05/2021	$18,247	$23,024	$20,208
06/2021	$18,033	$23,592	$20,085
07/2021	$17,589	$23,991	$19,366
08/2021	$17,947	$24,675	$19,885
09/2021	$17,717	$23,568	$19,486
10/2021	$18,520	$25,161	$20,229
11/2021	$18,400	$24,778	$19,538
12/2021	$19,545	$25,754	$20,335
01/2022	$18,452	$24,239	$19,150
02/2022	$18,896	$23,628	$19,467
03/2022	$19,123	$24,395	$19,847
04/2022	$17,921	$22,206	$18,307
05/2022	$18,489	$22,176	$18,658
06/2022	$17,026	$20,321	$16,815
07/2022	$18,552	$22,227	$18,443
08/2022	$17,773	$21,397	$17,860
09/2022	$16,278	$19,413	$16,040
10/2022	$17,836	$21,005	$18,059
11/2022	$18,795	$22,102	$18,611
12/2022	$17,595	$20,808	$17,390
01/2023	$19,284	$22,241	$19,050
02/2023	$19,316	$21,721	$18,610
03/2023	$18,946	$22,302	$17,276
04/2023	$18,478	$22,539	$16,845
05/2023	$18,205	$22,627	$16,514
06/2023	$20,177	$24,172	$17,825
07/2023	$20,787	$25,039	$19,171
08/2023	$20,493	$24,555	$18,248
09/2023	$19,229	$23,386	$17,298
10/2023	$18,129	$22,766	$16,266
11/2023	$19,774	$24,888	$17,730
12/2023	$22,011	$26,209	$19,937
01/2024	$21,529	$26,499	$19,031
02/2024	$22,328	$27,933	$19,654
03/2024	$23,390	$28,835	$20,515
04/2024	$21,901	$27,566	$19,208
05/2024	$22,821	$28,868	$20,107
06/2024	$22,558	$29,762	$19,768
07/2024	$24,123	$30,315	$22,177
08/2024	$23,718	$30,975	$21,761
09/2024	$23,620	$31,616	$21,774
10/2024	$23,029	$31,384	$21,434
11/2024	$25,272	$33,471	$23,501
12/2024	$23,122	$32,448	$21,543
01/2025	$24,289	$33,473	$21,985
02/2025	$23,200	$32,831	$21,144
03/2025	$21,933	$30,916	$19,875
04/2025	$20,877	$30,709	$19,077
05/2025	$21,666	$32,655	$19,878
06/2025	$22,755	$34,314	$20,862
07/2025	$23,477	$35,070	$21,230
08/2025	$24,666	$35,881	$23,028
09/2025	$24,689	$37,120	$23,491
10/2025	$24,900	$37,915	$23,550
11/2025	$25,766	$38,019	$24,212
12/2025	$25,934	$38,012	$24,256

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class Y	12.16%	11.62%	10.00%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell 2000® Value Index	12.59%	8.88%	9.27%

No Deduction of Taxes [Text Block]	The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.
Previous Investment Adviser [Text Block]
Material Change Date	Dec. 31, 2025
Updated Performance Information Location [Text Block]	visit im.natixis.com/en-us/products/mutual-funds/price-and-performance
AssetsNet	$ 1,292,604,415
Holdings Count | Holding	65
Advisory Fees Paid, Amount	$ 11,034,612
InvestmentCompanyPortfolioTurnover	120.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,292,604,415
# of Portfolio Holdings (including overnight repurchase agreements)	65
Portfolio Turnover Rate	120%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$11,034,612

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	35.2%
Short-Term Investments	3.5%
Exchange-Traded Funds	4.9%
Building Products	3.2%
Capital Markets	3.4%
Gas Utilities	3.5%
Electronic Equipment, Instruments & Components	3.7%
Aerospace & Defense	4.0%
Insurance	4.2%
Specialty Retail	4.2%
Chemicals	4.7%
Oil, Gas & Consumable Fuels	5.6%
Trading Companies & Distributors	6.0%
Machinery	6.8%
Banks	7.1%
Footnote	Description
Footnote*	Net of other assets less liabilities

Largest Holdings [Text Block]

Top Ten Holdings

iShares Russell 2000 Value ETF	4.9%
Cushman & Wakefield Ltd.	2.5%
Element Solutions, Inc.	2.5%
Zions Bancorp NA	2.4%
Cullen/Frost Bankers, Inc.	2.4%
Artisan Partners Asset Management, Inc., Class A	2.4%
Prosperity Bancshares, Inc.	2.3%
Coca-Cola Consolidated, Inc.	2.2%
Selective Insurance Group, Inc.	2.2%
GATX Corp.	2.1%

Material Fund Change [Text Block]

Material Fund Changes

For the year ended December 31, 2025, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 225-5478 or through your financial intermediary.

Name change: Effective May 1, 2025, the Board of Trustees approved a change in the name of the Fund to Vaughan Nelson Small Cap Fund (formerly Vaughan Nelson Small Cap Value Fund).

Material Fund Change Name [Text Block]	Name change: Effective May 1, 2025, the Board of Trustees approved a change in the name of the Fund to Vaughan Nelson Small Cap Fund (formerly Vaughan Nelson Small Cap Value Fund).
Summary of Change Legend [Text Block]

For the year ended December 31, 2025, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 225-5478 or through your financial intermediary.

Updated Prospectus Phone Number	(800) 225-5478
Updated Prospectus Web Address	im.natixis.com/funddocuments